UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23977
BNY Mellon ETF Trust II
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Enhanced Dividend and Income ETF
BNY Mellon Core Plus ETF
BNY Mellon Active Core Bond ETF
BNY Mellon Municipal Opportunities ETF
BNY Mellon Municipal Intermediate ETF
BNY Mellon Municipal Short Duration ETF
ITEM 1 - Reports to Stockholders
BNY Mellon Enhanced Dividend and Income ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BEDY (The Nasdaq Stock Market LLC)
This annual shareholder report contains important information about BNY Mellon Enhanced Dividend and Income ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Enhanced Dividend and Income ETF*	$79	0.71%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 23.15% on a net asset value basis and 23.40% on a market price basis.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 29.72% for the same period.
What affected the Fund’s performance?
  U.S. markets moved higher over the period as stronger corporate earnings and Artificial Intelligence (AI) spending overcame concerns about renewed conflict in the Middle East, rising inflation and global interest rates.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in communication services and energy, and sector positioning in consumer discretionary.
  The most significant detractors included stock selection and sector positioning in information technology, materials and financials, including not owning the high-growth AI names in the Index.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index), Russell 1000® Value Index and Dow Jones U.S. Select Dividend™ Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Enhanced Dividend and Income ETF - NAV Return	23.15%	14.21%	12.96%
Russell 1000® Index (broad-based index)	19.77%	12.10%	15.13%
Russell 1000® Value Index*	29.72%	11.84%	11.76%
Dow Jones U.S. Select Dividend™ Index**	19.19%	10.80%	10.87%
*	Effective December 8, 2025, the Russell 1000® Value Index was added as the Fund’s performance benchmark.
**	The Dow Jones US Select Dividend Index was the performance benchmark of BNY Mellon Income Stock Fund, the Predecessor Fund. Performance of the index will not be shown in the future.
Periods prior to the inception date of the Fund’s ETF shares (12/5/2025) reflect the performance of BNY Mellon Income Stock Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$243	59	$818,671	134.24%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
29.2%
Information Technology
12.7%
Health Care
12.0%
Investment Companies
10.6%
Energy
10.1%
Materials
8.1%
Consumer Staples
8.0%
Industrials
6.9%
Communication Services
6.0%
Real Estate
2.0%
Consumer Discretionary
1.6%
Utilities
1.0%
Net Other Assets and Liabilities
-8.2%

How has the Fund changed?
  On December 5, 2025, BNY Mellon Income Stock Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Class A, Class C, Class I, Class Y, and Investor shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of distribution fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .75% of the value of Class C shares based on average daily net assets. The Predecessor Fund also discontinued the imposition of shareholder services fees, which had previously been paid to the Distributor at an annual rate of .25% of the value of each of the Predecessor Fund’s Investor, Class A and Class C shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
Changes in or Disagreements with Accountants
  Starting December 5, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through December 5, 2025.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 5, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4870AR0826

BNY Mellon Core Plus ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BCPL (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Core Plus ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Plus ETF	$53	0.52%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 2.16% on a net asset value basis and 2.36% on a market price basis.
  In comparison, the Bloomberg U.S. Aggregate Bond Index returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s relative performance came from overweight allocations to high yield corporate and emerging market debt.
  Security selection in the municipal, sovereign utility and financial hybrid sectors, along with certain non-U.S. interest rate positions, also contributed meaningfully to relative performance.
  Interest rate positioning was a headwind throughout the reporting period, as inflation failed to moderate meaningfully, and front-end interest rates remained stubbornly high.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Credit Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Core Plus ETF - NAV Return	2.16%	1.58%	3.19%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	1.89%	-0.29%	1.40%
Bloomberg U.S. Intermediate Credit Index *	2.36%	1.61%	2.61%
*
Effective January 12, 2026, the date shares of the Fund began trading on NYSE Arca, Inc., the Fund will no longer use the Bloomberg U.S. Intermediate Credit Index as a performance-based benchmark. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate performance comparison given the Fund’s investment strategy and Insight North America LLC’s investment process. Performance of the index will not be shown in the future.

Periods prior to the inception date of the Fund’s ETF shares (1/9/2026) reflect the performance of BNY Mellon Corporate Bond Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$309	364	$1,409,990	190.66%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
30.8%
Government
18.4%
Financial
10.6%
Asset Backed Securities
10.5%
Utilities
6.0%
Consumer, Cyclical
5.9%
Collateralized Loan Obligations
4.5%
Energy
4.2%
Communications
3.5%
Technology
2.9%
Consumer, Non-cyclical
2.7%
Investment Companies
1.0%
Net Other Assets and Liabilities
-1.0%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
37.5%
U.S. Government Agencies Mortgage-Backed - Long
26.2%
U.S. Treasury Securities
13.6%
Asset-Backed Securities
10.7%
Foreign Governmental
4.6%
Commercial Mortgage-Backed
4.6%
Collateralized Loan Obligations
4.5%
Investment Companies
1.0%
U.S. Government Agencies Collateralized Mortgage Obligations
0.4%
Futures
-0.0%*
U.S. Government Agencies Mortgage-Backed - Short
-0.6%
Net Other Assets and Liabilities
-2.5%

* Amount represents less than .1%.
How has the Fund changed?
  On January 9, 2026, BNY Mellon Corporate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4871AR0826

BNY Mellon Active Core Bond ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BKFI (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Active Core Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Active Core Bond ETF	$53	0.53%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 0.99% on a net asset value basis and 0.78% on a market price basis.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s performance relative to the Index included overweight allocations to corporate bonds, emerging markets, asset-backed securities and non-agency mortgage-backed securities.
  Within the corporate bond sector, overweight positions in high yield, banks, utilities and finance companies were beneficial, as was security selection favoring non-traditional asset-backed securities sectors and collateralized loan obligations.
  Interest rate positioning detracted from relative performance throughout the period, as inflation failed to moderate meaningfully and front-end interest rates remained stubbornly high.
  Overweight exposure to agency mortgage-backed securities and underweight exposure to commercial mortgage-backed securities also detracted, as did security selection within taxable municipals.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), Bloomberg U.S. Government/Credit Bond Index  (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Active Core Bond ETF - NAV Return	0.99%	1.13%	1.78%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	1.89%	-0.29%	1.40%
Bloomberg U.S. Government/Credit Bond Index (broad‑based index)**	1.51%	-0.51%	1.44%
Bloomberg U.S. Intermediate Government/Credit Index**	1.80%	1.05%	1.90%
*
Effective January 12, 2026, the date shares of the Fund began trading on NYSE Arca, Inc., the Fund’s broad-based benchmark will be the Bloomberg U.S. Aggregate Bond Index. Additionally, effective January 12, 2026, the Fund will no longer use the Bloomberg U.S. Intermediate Government/Credit Index as a performance-based benchmark. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate performance comparison given the Fund’s investment strategy and Insight North America LLC’s investment process.

**	Performance of the indices will not be shown in the future.
Periods prior to the inception date of the Fund’s ETF shares (1/9/2026) reflect the performance of BNY Mellon Intermediate Bond Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$249	292	$1,380,148	124.41%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
33.8%
Financial
15.0%
Asset Backed Securities
12.0%
Government
10.5%
Utilities
5.9%
Consumer, Cyclical
4.7%
Collateralized Loan Obligations
4.5%
Consumer, Non-cyclical
4.3%
Technology
3.3%
Communications
3.2%
Energy
2.2%
Investment Companies
2.1%
Industrial
1.5%
Net Other Assets and Liabilities
-3.0%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
40.7%
U.S. Government Agencies Mortgage-Backed - Long
29.6%
Asset-Backed Securities
12.2%
U.S. Treasury Securities
6.5%
Collateralized Loan Obligations
4.5%
Commercial Mortgage-Backed
4.5%
Foreign Governmental
2.7%
Investment Companies
2.1%
Municipal Securities
1.3%
U.S. Government Agencies Commercial Mortgage-Backed
0.8%
U.S. Government Agencies Mortgage-Backed - Short
-1.8%
Net Other Assets and Liabilities
-3.1%

How has the Fund changed?
  On January 9, 2026, BNY Mellon Intermediate Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4872AR0826

BNY Mellon Municipal Opportunities ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BMOP (The Nasdaq Stock Market LLC)
This annual shareholder report contains important information about BNY Mellon Municipal Opportunities ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Opportunities ETF*	$65	0.63%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 5.29% on a net asset value basis and 5.42% on a market price basis.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The municipal bond market generated a positive total return, the majority produced by yield, with modest price appreciation despite high volatility also supporting returns.
  Relative to the Index, the Fund’s longer curve exposure was additive to performance.
  The Fund also benefited from strong security selection and asset allocation due to greater credit exposure relative to the broader market.
  The most significant detractors included overweight exposure to education bonds, as well as certain tactical duration hedging activity.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and S&P Municipal Bond Index (a broad-based index) on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Municipal Opportunities ETF - NAV Return	5.29%	0.77%	2.45%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad‑based index)**	4.16%	0.79%	2.01%
*
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark will be the Bloomberg U.S. Municipal Bond Index. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg index is a more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

**	Performance of the index will not be shown in the future.
Periods prior to the inception date of the Fund’s ETF shares (1/9/2026) reflect the performance of BNY Mellon Municipal Opportunities Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,749	669	$9,082,884	31.68%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Education
17.7%
General Obligation
8.2%
Transportation
8.0%
Medical
7.7%
Development
6.8%
Airport
6.2%
Housing
5.9%
Water & Sewer
4.8%
Power
3.2%
Nursing Homes
3.0%
School District
2.8%
Tobacco Settlement
1.5%
Net Other Assets and Liabilities
24.2%

State Allocation (Based on Net Assets)

California
15.9%
New York
12.3%
Texas
8.9%
Illinois
6.1%
Massachusetts
5.4%
U.S. Related
5.0%
Utah
4.2%
Florida
3.7%
Alabama
3.6%
Wisconsin
3.4%
Arizona
2.9%
Georgia
2.8%
Virginia
1.9%
New Jersey
1.8%
Ohio
1.6%
District of Columbia
1.6%
Colorado
1.6%
Indiana
1.6%
Oklahoma
1.5%
Pennsylvania
1.4%
Washington
1.3%
Arkansas
1.3%
Michigan
1.2%
Louisiana
1.2%
Tennessee
1.1%
Net Other Assets and Liabilities
6.7%

How has the Fund changed?
  On January 9, 2026, BNY Mellon Municipal Opportunities Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
  Effective July 13, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, has agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until December 31, 2027.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4875AR0826

BNY Mellon Municipal Intermediate ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BKMI (The Nasdaq Stock Market LLC)
This annual shareholder report contains important information about BNY Mellon Municipal Intermediate ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Intermediate ETF	$44	0.43%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 2.90% on a net asset value basis and 2.86% on a market price basis.
  In comparison, the Bloomberg Municipal 3-15 Years Blend Index (the “Index”) returned 2.72% for the same period.
What affected the Fund’s performance?
  The municipal bond market generated a positive total return, primarily produced by yield, with modest price appreciation, despite high volatility, also supporting returns.
  The strongest contributors to the Fund’s performance relative to the Index included longer intermediate curve exposure and relatively high credit exposure.
  Overweight allocations to the education, tobacco and health care sectors were particular strengths.
  The most significant detractors from relative performance included the Fund’s exposure to water & sewer and special tax securities.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Municipal Intermediate ETF - NAV Return	2.90%	0.74%	1.81%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad‑based index)**	4.16%	0.79%	2.01%
Bloomberg Municipal 3-15 Years Blend Index*	2.72%	0.81%	1.94%
S&P Municipal Bond Investment Grade Intermediate Index**	2.75%	0.83%	1.90%
*
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 3-15 Years Blend Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

**	Performance of the indices will not be shown in the future.
Periods prior to the inception date of the Fund’s ETF shares (1/9/2026) reflect the performance of BNY Mellon National Intermediate Municipal Bond Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,665	529	$6,122,578	37.28%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Medical
13.2%
General Obligation
12.2%
Airport
10.3%
Education
10.0%
Transportation
7.2%
Housing
5.9%
Water & Sewer
4.2%
School District
3.5%
Development
2.7%
Tobacco Settlement
2.5%
Power
2.2%
Net Other Assets and Liabilities
26.1%

State Allocation (Based on Net Assets)

Texas
12.9%
New York
10.9%
Illinois
9.6%
California
7.9%
Pennsylvania
5.9%
Florida
3.9%
Georgia
3.7%
New Jersey
3.3%
Washington
3.1%
Massachusetts
2.7%
Alabama
2.6%
Indiana
2.6%
Connecticut
2.4%
Arizona
2.2%
Kentucky
1.9%
Nevada
1.7%
Oregon
1.7%
District of Columbia
1.7%
Ohio
1.5%
Tennessee
1.4%
Maryland
1.4%
Wisconsin
1.4%
Michigan
1.3%
Rhode Island
1.1%
Missouri
1.1%
Minnesota
1.1%
Utah
1.0%
Colorado
1.0%
Nebraska
1.0%
Net Other Assets and Liabilities
6.0%

How has the Fund changed?
  On January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4874AR0826

BNY Mellon Municipal Short Duration ETF
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Ticker – BKMS (The Nasdaq Stock Market LLC)
This annual shareholder report contains important information about BNY Mellon Municipal Short Duration ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Municipal Short Duration ETF*	$41	0.41%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC.
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s shares returned 2.14% on a net asset value basis and 2.18% on a market price basis.
  In comparison, the Bloomberg Municipal 1-3 Years Index (the “Index”) returned 2.13% for the same period.
What affected the Fund’s performance?
  The municipal bond market generated a positive total return, primarily produced by yield, with modest price appreciation, despite high volatility, also supporting returns.
  The strongest contributors to the Fund’s performance relative to the Index included favorable curve exposure and relatively high credit exposure.
  Overweight allocations to the higher education, housing and health care sectors were particular strengths.
  The most significant detractors from relative performance included the Fund’s exposure to water & sewer and special tax securities.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 1-3 Years Index and S&P Municipal Bond Investment Grade Short Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
	1YR	5YR	10YR
BNY Mellon Municipal Short Duration ETF - NAV Return	2.14%	1.70%	1.51%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad‑based index)**	4.16%	0.79%	2.01%
Bloomberg Municipal 1-3 Years Index*	2.13%	1.62%	1.65%
S&P Municipal Bond Investment Grade Short Index**	2.23%	1.75%	1.66%
*
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 1-3 Years Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

**	Performance of the indices will not be shown in the future.
Periods prior to the inception date of the Fund’s ETF shares (1/9/2026) reflect the performance of BNY Mellon National Short-Term Municipal Bond Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable fees and expenses of the Fund’s ETF shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$429	253	$1,384,491	42.96%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Medical
12.4%
Education
12.2%
Housing
10.4%
Water & Sewer
8.2%
School District
7.8%
Airport
6.6%
General Obligation
4.7%
Power
3.8%
Development
3.3%
Net Other Assets and Liabilities
30.6%

State Allocation (Based on Net Assets)

Texas
11.9%
Florida
8.3%
New York
6.2%
Georgia
5.1%
Pennsylvania
5.1%
Illinois
4.9%
Kentucky
4.0%
Alabama
3.5%
California
3.4%
Indiana
3.3%
Rhode Island
2.8%
Connecticut
2.8%
New Jersey
2.4%
Nebraska
2.4%
Tennessee
2.3%
Virginia
2.3%
Colorado
2.2%
Oklahoma
2.0%
Michigan
2.0%
Missouri
1.9%
Ohio
1.7%
Iowa
1.6%
Oregon
1.5%
Arizona
1.4%
Washington
1.4%
District of Columbia
1.2%
Minnesota
1.1%
Wisconsin
1.0%
Mississippi
1.0%
Net Other Assets and Liabilities
9.3%

How has the Fund changed?
  On January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (“Predecessor Fund”), a series of BNY Mellon Funds Trust, was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund. Prior to the Reorganization, the Predecessor Fund’s Investor Shares redesignated into Class M shares. In addition, the Predecessor Fund’s Class M shares effected a reverse share split to approximate the net asset value per share of the Fund prior to the Reorganization. Prior to the Reorganization, the Predecessor Fund discontinued the imposition of shareholder services fees, which had previously been paid to BNY Mellon Securities Corporation, the Predecessor Fund’s distributor (“Distributor”), at an annual rate of .25% of the value of Investor class shares based on average daily net assets. At the time of the Reorganization, the expense limitation agreement with the Predecessor Fund’s investment adviser was discontinued.
  In addition, effective October 1, 2025, BNY Mellon Investment Adviser, Inc., the Predecessor Fund’s investment adviser, engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Predecessor Fund.
Changes in or Disagreements with Accountants
  Starting January 9, 2026, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended August 31, 2025 and August 31, 2024 and the subsequent interim period through January 9, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4873AR0826

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	As of the period ended August 31, 2026 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for the period December 5, 2025 (commencement date) through August 31, 2026 for BNY Mellon Enhanced Dividend and Income ETF and for the period January 9, 2026 (commencement date) through August 31, 2026 for BNY Mellon Core Plus ETF, BNY Mellon Active Core Bond ETF, BNY Mellon Municipal Short Duration ETF, BNY Mellon Municipal Intermediate ETF and BNY Mellon Municipal Opportunities ETF for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal periods were $136,958.

(b)       Audit-Related Fees

The aggregate fees billed for the period December 5, 2025 (commencement date) through August 31, 2026 for BNY Mellon Enhanced Dividend and Income ETF and for the period January 9, 2026 (commencement date) through August 31, 2026 for BNY Mellon Core Plus ETF, BNY Mellon Active Core Bond ETF, BNY Mellon Municipal Short Duration ETF, BNY Mellon Municipal Intermediate ETF and BNY Mellon Municipal Opportunities ETF for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $38,202. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.

(c)       Tax Fees

The aggregate fees billed for the period December 5, 2025 (commencement date) through August 31, 2026 for BNY Mellon Enhanced Dividend and Income ETF and for the period January 9, 2026 (commencement date) through August 31, 2026 for BNY Mellon Core Plus ETF, BNY Mellon Active Core Bond ETF, BNY Mellon Municipal Short Duration ETF, BNY Mellon Municipal Intermediate ETF and BNY Mellon Municipal Opportunities ETF for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $24,438. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)       All Other Fees

The aggregate fees billed for the period December 5, 2025 (commencement date) through August 31, 2026 for BNY Mellon Enhanced Dividend and Income ETF and for the period January 9, 2026 (commencement date) through August 31, 2026 for BNY Mellon Core Plus ETF, BNY Mellon Active Core Bond ETF, BNY Mellon Municipal Short Duration ETF, BNY Mellon Municipal Intermediate ETF and BNY Mellon Municipal Opportunities ETF for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for for the period December 5, 2025 (commencement date) through August 31, 2026 for BNY Mellon Enhanced Dividend and

Income ETF and for the period January 9, 2026 (commencement date) through August 31, 2026 for BNY Mellon Core Plus ETF, BNY Mellon Active Core Bond ETF, BNY Mellon Municipal Short Duration ETF, BNY Mellon Municipal Intermediate ETF and BNY Mellon Municipal Opportunities ETF were $1,907,676.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.

(b)       Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Active Core Bond ETF: BKFI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active Core Bond ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 12.2%
Asset-Backed Certificates — 9.0%
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,073,346
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	1,010,000	1,003,155
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	99,239
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	239,229	239,573
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	273,505	269,763
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. A(b)	4.81	6/17/2037	668,273	663,662
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(b)	5.33	4/15/2051	241,035	237,792
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	478,885	464,443
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,242,245
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	367,000	363,415
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	965,072
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(b)	5.20	5/20/2056	302,030	298,955
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	314,000	311,599
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	145,875	132,756
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	160,202	155,508
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	195,818	189,602
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(b)	4.93	5/15/2041	173,000	172,485
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	235,000	236,548
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(b)	5.25	4/17/2056	235,798	229,844
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	541,750	539,765
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	957,573	937,461
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	521,917	510,681
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,082,880
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	25,000	24,798
MTP ABS Funding LLC, Ser. 2026-1A, Cl. A2(b)	5.20	4/25/2056	1,013,158	1,000,620
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	148,000	146,446
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	344,713	334,550
PK ALIFT Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	270,795	265,568
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(b)	4.47	1/18/2033	100,000	99,647
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	328,590
Retained Vantage Data Centers Issuer LLC, Ser. 2023-2A, Cl. A2(b)	5.05	9/15/2048	429,500	419,946
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,213,000	1,183,289
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	990,345
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	504,000	498,611
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	964,199
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	498,081	488,413
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(b)	5.35	4/19/2056	492,372	486,204
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(b)	5.26	5/20/2051	881,250	867,446
Upgrade Master Pass-Thru Trust, Ser. 2026-ST4, Cl. B(b)	5.46	10/15/2035	299,594	299,695
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	361,000	349,486
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	144,756
Verizon Master Trust, Ser. 2025-8, Cl. B(b)	4.41	8/22/2033	155,000	151,428
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	323,854
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 12.2% (continued)
Asset-Backed Certificates — 9.0% (continued)
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	995,000	958,670
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.55	4/20/2056	714,920	707,385
				22,453,735
Asset-Backed Certificates/Auto Receivables — 3.0%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,007,004
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	613,621
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	504,000	499,266
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,840
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	250,472
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	190,000	192,404
Carvana Auto Receivables Trust, Ser. 2026-P3, Cl. C	5.70	2/10/2033	290,000	289,209
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	758,000	748,043
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	249,694
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	567,391
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	800,000	802,171
Hertz Vehicle Financing III LLC, Ser. 2025-1A, Cl. A(b)	4.91	9/25/2029	150,000	148,772
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	574,000	566,549
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	744,466
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	487,000	483,832
				7,333,734
Commercial Mortgage Pass-Through Certificates — .2%
US Bank NA, Ser. 2026-SUP1, Cl. B1(b)	5.50	6/27/2033	583,573	582,070
Total Asset-Backed Securities (cost $30,825,342)				30,369,539
Collateralized Loan Obligations — 4.5%
Collateralized Loan Obligations Debt — 4.5%
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	5.11	7/25/2038	250,000	250,756
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c)	4.94	4/15/2039	1,125,000	1,127,340
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.11	1/20/2039	1,500,000	1,493,251
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.15	1/15/2037	1,250,000	1,250,593
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,502,707
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.89	4/15/2039	1,294,240	1,295,141
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.15	4/20/2038	1,500,000	1,487,748
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(b),(c)	4.96	12/18/2043	400,000	400,829
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c)	6.60	4/15/2039	1,000,000	1,003,505
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c)	4.92	4/15/2041	1,500,000	1,500,835
Total Collateralized Loan Obligations (cost $11,320,027)				11,312,705
Commercial Mortgage-Backed — 4.5%
Commercial Mortgage Pass-Through Certificates — 4.5%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	845,060	836,618
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	481,172	474,334
Aspire Mortgage Trust, Ser. 2026-5, Cl. A2(b)	5.76	8/25/2066	118,644	118,322
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	211,837
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,190,000	1,194,134
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.5% (continued)
Commercial Mortgage Pass-Through Certificates — 4.5% (continued)
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,149,395	1,138,025
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.04	2/15/2043	450,000	451,715
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	986,077	983,065
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(b)	5.12	5/25/2071	98,322	97,226
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	220,184	220,901
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(b)	5.09	3/25/2071	154,361	152,417
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,489,031
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	593,126	582,297
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	338,398	337,207
OBX Trust, Ser. 2026-NQM6, Cl. A1(b)	5.06	4/26/2066	353,040	348,726
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,095,862	1,083,175
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	740,040	738,299
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	692,079	679,952
Total Commercial Mortgage-Backed (cost $11,294,897)				11,137,281
Corporate Bonds and Notes — 40.7%
Aerospace & Defense — 1.0%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,382,505
Airlines — 1.4%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	1,119,702	1,109,802
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,564,946	2,480,322
				3,590,124
Automobiles & Components — 1.8%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.75	4/6/2033	600,000	590,751
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	710,000	715,883
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	2,000,000	2,022,922
Toyota Motor Credit Corp., Sr. Unscd. Notes(d)	5.55	11/20/2030	1,250,000	1,281,384
				4,610,940
Banks — 9.2%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	1,500,000	1,503,574
Bank of America Corp., Sub. Notes	5.49	4/23/2037	1,118,000	1,085,869
Barclays PLC, Sub. Notes	4.84	5/9/2028	1,000,000	998,304
Canadian Imperial Bank of Commerce, Jr. Sub. Notes(d)	6.50	7/28/2086	600,000	594,220
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.25	3/5/2031	2,500,000	2,501,609
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	60,000	58,601
Credit Agricole SA, Sr. Notes(b)	6.32	10/3/2029	2,245,000	2,303,140
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	1,570,000	1,389,818
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(e)	6.50	4/1/2030	1,130,000	1,148,781
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	1,187,000	1,139,242
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	1,369,000	1,336,651
Morgan Stanley, Sr. Unscd. Notes	5.61	7/17/2037	111,000	109,942
Morgan Stanley, Sub. Notes	5.31	1/18/2041	623,000	590,962
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	1,375,000	1,373,635
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	965,000	945,539
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	1,000,000	1,081,598
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	2,000,000	1,976,571
The PNC Financial Services Group, Inc., Sub. Notes	5.42	1/25/2041	669,000	640,332
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.7% (continued)
Banks — 9.2% (continued)
Wells Fargo & Co., Sr. Unscd. Notes(d)	4.96	1/23/2037	668,000	636,389
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	1,540,000	1,548,624
				22,963,401
Beverage Products — .4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	925,000	926,061
Consumer Discretionary — .4%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	900,000	910,531
Consumer Durables & Apparel — .2%
Levi Strauss & Co., Sr. Unscd. Notes(b),(d)	3.50	3/1/2031	525,000	485,734
Diversified Financials — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	1,590,000	1,572,480
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,348,736
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b),(d)	5.70	1/23/2031	223,000	217,135
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,000,000	960,853
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	695,000	667,543
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	880,000	833,710
Blackstone Secured Lending Fund, Sr. Unscd. Notes	5.25	9/4/2029	622,000	611,949
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	870,000	871,227
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	444,000	435,311
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.15	9/1/2033	81,000	80,726
LSEG US Fin Corp., Gtd. Notes(b)	5.25	3/23/2036	251,000	244,186
				7,843,856
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	209,000	200,079
Energy — 2.2%
Cheniere Energy Partners LP, Gtd. Notes(b),(d)	5.35	11/30/2036	143,000	139,146
Devon Energy Corp., Sr. Unscd. Notes(b)	4.38	3/15/2029	3,000,000	2,964,844
Phillips 66 Co., Gtd. Notes, Ser. B(d)	6.20	3/15/2056	760,000	751,081
Rio Grande LNG LLC, Sr. Scd. Notes(b)	5.25	6/30/2031	608,000	601,261
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	500,000	496,837
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	400,000	413,833
				5,367,002
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	206,000	193,286
Food Products — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b),(d)	5.75	3/31/2034	400,000	376,539
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	1,250,000	1,247,025
Mars, Inc., Sr. Unscd. Notes(b)	5.70	5/1/2055	900,000	851,031
				2,474,595
Health Care — 2.9%
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	607,000	569,100
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	1,925,000	1,834,514
Amgen, Inc., Sr. Unscd. Notes(d)	5.65	2/19/2056	923,000	861,574
Augusta SpinCo Corp., Gtd. Notes	4.95	3/23/2033	240,000	234,873
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	820,000	799,848
Takeda US Financing Inc., Gtd. Notes(d)	5.90	7/7/2055	550,000	532,928
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,035,000	2,023,291
UnitedHealth Group, Inc., Sr. Unscd. Notes(d)	5.95	6/15/2055	400,000	392,458
				7,248,586
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.7% (continued)
Industrial — .3%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	750,000	717,916
Information Technology — 1.5%
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	454,000	444,803
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	1,390,000	1,226,853
Oracle Corp., Sr. Unscd. Notes	5.88	9/26/2045	1,000,000	825,109
Salesforce, Inc., Sr. Unscd. Notes	5.20	3/15/2033	979,000	967,041
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	299,000	293,315
				3,757,121
Insurance — .7%
Athene Holding Ltd., Sr. Unscd. Notes	6.15	8/15/2036	297,000	294,011
Corebridge Financial, Inc., Jr. Sub. Notes(d)	6.38	9/15/2054	564,000	560,439
Liberty Mutual Group, Inc., Gtd. Notes(b)	5.25	5/1/2036	254,000	245,879
Lincoln National Corp., Sub. Notes	6.80	7/15/2056	306,000	304,192
Marsh & McLennan Companies, Inc., Sr. Unscd. Notes	4.95	3/15/2036	454,000	434,370
				1,838,891
Internet Software & Services — 1.2%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	509,000	466,001
Alphabet, Inc., Sr. Unscd. Notes	6.38	8/15/2056	214,000	215,474
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	800,000	693,739
Meta Platforms, Inc., Sr. Unscd. Notes(d)	5.25	5/15/2036	472,000	454,519
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	800,000	667,285
Prosus NV, Sr. Unscd. Notes(b)	5.87	7/13/2036	520,000	515,929
				3,012,947
Media — .3%
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	5.35	7/15/2031	474,000	463,485
Space Exploration Technologies Corp., Sr. Unscd. Notes(b),(d)	6.65	7/15/2056	406,000	361,608
				825,093
Metals & Mining — .7%
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	755,000	743,546
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037	620,000	601,425
Sibanye-Stillwater UK Financing PLC, Gtd. Notes(b)	6.25	11/15/2031	200,000	197,723
Vedanta Resources Finance II PLC, Sr. Scd. Notes(b)	7.38	7/13/2034	250,000	250,600
				1,793,294
Real Estate — 1.9%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	1,000,000	992,316
Cousins Properties LP, Gtd. Notes	4.88	3/1/2033	726,000	694,725
Equinix Asia Financing Corp. Pte Ltd., Gtd. Notes	4.40	3/15/2031	372,000	358,334
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	1,000,000	966,743
Ventas Realty LP, Gtd. Notes	5.63	7/1/2034	1,200,000	1,210,904
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	500,000	498,616
				4,721,638
Retailing — .8%
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	162,000	156,149
The Home Depot, Inc., Sr. Unscd. Notes	4.85	6/25/2031	1,855,000	1,854,001
				2,010,150
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom, Inc., Sr. Unscd. Notes	4.00	4/15/2029	3,325,000	3,254,558
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	1,000,000	992,374
Intel Corp., Sr. Unscd. Notes	4.65	6/1/2031	270,000	263,468
				4,510,400
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 40.7% (continued)
Telecommunication Services — 1.7%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030		1,750,000	1,714,337
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046		1,000,000	802,793
Beacon Point DC LLC, Sr. Scd. Bonds(b)	6.13	11/30/2042		402,000	381,733
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, Sr. Scd. Notes(b)	6.63	9/1/2031		244,000	240,579
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056		100,000	96,801
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045		1,000,000	934,193
					4,170,436
Transportation — .1%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036		254,000	240,653
Utilities — 5.9%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036		852,000	815,175
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056		1,000,000	973,245
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029		2,000,000	1,887,547
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AR	4.85	4/1/2036		331,000	315,906
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055		750,000	757,494
Constellation Energy Generation LLC, Sr. Unscd. Notes(d)	5.88	1/15/2066		400,000	373,503
Dominion Energy, Inc., Jr. Sub. Notes	6.25	12/15/2056		400,000	394,658
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056		379,000	351,356
DTE Energy Co., Jr. Sub. Notes, Ser. C	6.20	7/1/2058		467,000	465,351
Duke Energy Corp., Sr. Unscd. Notes(d)	5.70	9/15/2055		700,000	642,282
Entergy Corp., Jr. Sub. Notes	6.50	12/15/2056		109,000	108,823
Entergy Louisiana LLC, First Mortgage Bonds	4.90	4/15/2036		530,000	504,285
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055		700,000	705,900
Generadora de Gatun SA, Sr. Scd. Notes(b)	6.87	9/30/2044		200,000	202,159
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b),(d)	6.00	10/1/2033		500,000	493,561
Louisville Gas & Electric Co., First Mortgage Bonds	5.85	8/15/2055		350,000	336,272
NextEra Energy Capital Holdings, Inc., Gtd. Notes, Ser. CC	6.63	10/1/2066		466,000	454,675
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056		900,000	886,876
NRG Energy, Inc., Gtd. Notes(b)	5.88	5/15/2034		146,000	142,413
Pacific Gas and Electric Co., First Mortgage Bonds	5.05	10/15/2032		500,000	488,456
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056		683,000	623,431
PacifiCorp, First Mortgage Bonds	5.45	4/15/2033		789,000	785,476
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036		200,000	188,822
Puget Energy, Inc., Jr. Sub. Notes	7.25	9/15/2056		377,000	378,103
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056		534,000	532,036
Southern Co. Gas Capital Corp., Gtd. Notes(d)	6.05	9/15/2056		181,000	179,913
The AES Corp., Sr. Unscd. Notes	5.20	7/15/2029		286,000	286,157
Vistra Operations Co. LLC, Gtd. Notes(b)	5.35	1/31/2036		345,000	329,750
					14,603,625
Total Corporate Bonds and Notes (cost $103,674,700)					101,398,864
Foreign Governmental — 2.7%
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	325,000	371,138
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		298,000	289,060
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		300,000	288,960
Colombia, Sr. Unscd. Notes	6.50	1/21/2033		800,000	799,600
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		400,000	390,400
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		500,000	499,875
8

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 2.7% (continued)
Israel, Sr. Unscd. Notes, Ser. 30Y(d)	5.75	3/12/2054		450,000	412,996
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(b)	1.38	2/10/2031		1,670,000	1,449,017
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		800,000	758,294
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		600,000	578,850
Mexico, Sr. Unscd. Notes	6.25	8/27/2037		200,000	196,500
Panama, Sr. Unscd. Notes	5.66	2/23/2038		200,000	195,100
Romania, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	210,000	227,710
Saudi Arabia, Sr. Unscd. Notes(b)	5.88	1/12/2056		300,000	278,537
Total Foreign Governmental (cost $6,878,758)					6,736,037
Municipal Securities — 1.3%
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028		2,155,000	2,067,011
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027		1,315,000	1,286,751
Total Municipal Securities (cost $3,470,000)					3,353,762
U.S. Government Agencies Collateralized Mortgage Obligations — .5%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP(f) (cost $1,228,124)	2.50	5/25/2028		1,251,795	1,231,992
U.S. Government Agencies Commercial Mortgage-Backed — .8%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $2,155,286)	1.83	12/16/2052		2,277,013	1,896,103

U.S. Government Agencies Mortgage-Backed — 29.6%
Mortgage Pools — 24.1%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(f)	10,477,407	8,330,381
2.50%, 4/1/2052-8/1/2052(f)	8,177,890	6,782,009
3.50%, 6/1/2035-12/1/2048(f)	4,395,016	4,144,157
4.50%, 2/1/2034(f)	76,823	75,847
5.00%, 12/1/2045-6/1/2053(f)	7,713,415	7,549,799
5.50%, 7/1/2040-6/1/2055(f)	7,573,388	7,610,087
6.00%, 9/1/2055(f)	1,524,902	1,550,224
Federal National Mortgage Association:
2.00%, 4/1/2051(f)	3,541,044	2,793,998
2.50%, 3/1/2052(f)	4,291,603	3,571,729
3.00%, 1/1/2050-12/1/2051(f)	7,023,553	6,076,446
4.50%, 8/1/2053(f)	1,796,937	1,707,809
5.50%, 8/1/2053-4/1/2056(f)	4,237,102	4,216,270
6.00%, 6/1/2054(f)	1,398,532	1,426,352
Government National Mortgage Association II:
3.50%, 8/20/2055	2,194,530	1,920,573
4.00%, 2/20/2055-3/20/2055	2,430,045	2,196,862
		59,952,543
TBA Purchased Commitments — 5.5%
Federal National Mortgage Association:
3.50%, 9/15/2055(f),(g)	750,000	665,068
4.00%, 9/15/2055(f),(g)	575,000	524,733
4.50%, 9/15/2056(f),(g)	1,650,000	1,548,646
5.00%, 9/15/2040(f),(g)	3,000,000	2,985,546
9

SCHEDULE OF INVESTMENTS (continued)

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 29.6% (continued)
TBA Purchased Commitments — 5.5% (continued)
5.50%, 9/15/2055(f),(g)	7,550,000	7,473,511
6.00%, 9/15/2055(f),(g)	625,000	631,890
		13,829,394
Total U.S. Government Agencies Mortgage-Backed (cost $75,883,352)		73,781,937

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 6.5%
U.S. Treasury Bonds	4.63	11/15/2045	317,000	293,485
U.S. Treasury Bonds(d)	4.63	2/15/2046	3,325,000	3,075,625
U.S. Treasury Bonds(d)	4.63	11/15/2055	600,000	544,055
U.S. Treasury Bonds	4.75	2/15/2056	590,000	546,395
U.S. Treasury Bonds	4.88	8/15/2045	1,086,000	1,039,336
U.S. Treasury Bonds	5.00	5/15/2046	325,000	315,479
U.S. Treasury Bonds	5.13	8/15/2046	1,600,000	1,578,250
U.S. Treasury Inflation Indexed Bonds(h)	2.38	2/15/2055	1,234,000	1,148,059
U.S. Treasury Notes	3.75	5/15/2028	3,370,000	3,338,143
U.S. Treasury Notes(i)	3.88	4/30/2031	4,426,000	4,313,102
Total U.S. Treasury Securities (cost $16,542,919)				16,191,929

	1-Day Yield (%)	Shares
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $5,086,771)	3.64	5,086,771	5,086,771
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $223,000)	3.64	223,000	223,000
Total Investments (cost $268,583,176)		105.4%	262,719,920
Liabilities, Less Cash and Receivables		(5.4%)	(13,556,907)
Net Assets		100.0%	249,163,013

CLO—Collateralized Loan Obligation
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $67,959,776 or 27.3% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

10

(d)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $10,431,183 and the value of the collateral was
$10,807,381, consisting of cash collateral of $223,000 and U.S. Government & Agency securities valued at $10,584,381.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Purchased on a forward commitment basis.
(h)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Held by a broker in a segregated account as collateral for open futures positions.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (1.8%)
Federal National Mortgage Association:
2.50%, 9/15/2055(a),(b)	(1,200,000)	(979,033)
3.00%, 9/15/2055(a),(b)	(600,000)	(511,424)
3.50%, 9/15/2040(a),(b)	(2,000,000)	(1,877,862)
5.50%, 9/15/2040(a),(b)	(1,000,000)	(1,009,807)
Total Sale Commitments (Proceeds $4,389,749)		(4,378,126)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%††
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 2.0%	-	104,339,732	(99,252,961)	5,086,771	68,126
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	5,808,795	16,517,421	(22,326,216)	-	25,018
Investment of Cash Collateral for Securities Loaned - .1%††
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	-	8,784,691	(8,561,691)	223,000	8,879†††
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	888,983	45,416,004	(46,304,987)	-	9,428†††
Total - 2.1%	6,697,778	175,057,848	(176,445,855)	5,309,771	111,451

†	Includes reinvested dividends/distributions.
††
Effective January 9, 2026, due to the fund converting to an ETF, the cash vehicle and the cash collateral for securities lending was transferred from BNY
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to BNY Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

11

SCHEDULE OF INVESTMENTS (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	13	12/31/2026	2,673,552	2,668,047	(5,505)
5 Year U.S. Treasury Note	70	12/31/2026	7,424,762	7,399,219	(25,543)
U.S. Treasury Long-Term Bond	24	12/21/2026	2,614,376	2,607,000	(7,376)
Ultra U.S. Treasury Bond	144	12/21/2026	15,896,900	15,844,500	(52,400)
Futures Short
10 Year U.S. Treasury Note	6	12/21/2026	648,036	645,937	2,099
Euro-Bund	6	9/8/2026	879,674(a)	859,035	20,639
Euro-Buxl 30 Year Bond	2	9/8/2026	253,948(a)	240,812	13,136
Ultra 10 Year U.S. Treasury Note	8	12/21/2026	876,861	875,375	1,486
Gross Unrealized Appreciation					37,360
Gross Unrealized Depreciation					(90,824)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	619,233	Euro	537,000	9/4/2026	(4,616)
Gross Unrealized Depreciation					(4,616)
See notes to financial statements.
12

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $10,431,183)—Note 2(c):
Unaffiliated issuers	263,273,405	257,410,149
Affiliated issuers	5,309,771	5,309,771
Cash denominated in foreign currency	34,631	34,887
Receivable for investment securities sold—TBA		4,389,749
Dividends, interest and securities lending income receivable		2,184,362
Receivable for futures variation margin—Note 5		452,805
		269,781,723
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		84,757
Payable for investment securities purchased—TBA		13,855,564
TBA sale commitments, at value (proceeds $4,389,749)—Note 5		4,378,126
Payable for investment securities purchased		1,578,381
Cash collateral due to broker—Note 5		467,658
Liability for securities on loan—Note 2(c)		223,000
Reorganization expense payable—Note 1		11,000
Unrealized depreciation on forward foreign currency exchange contracts—Note 5		4,616
Other accrued expenses		15,608
		20,618,710
Net Assets ($)		249,163,013
Composition of Net Assets ($):
Paid-in capital		282,800,265
Total distributable earnings (loss)		(33,637,252)
Net Assets ($)		249,163,013
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		10,581,435
Net Asset Value Per Share ($)		23.55
Market Price Per Share ($)		23.50
See notes to financial statements.
13

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Income:
Interest	15,573,800
Dividends:
Affiliated issuers	93,144
Affiliated income net of rebates from securities lending—Note 2(c)	18,307
Total Income	15,685,251
Expenses:
Management fee—Note 4(a)	1,380,148
Administration fee—Note 4(a)	215,193
Reorganization expense—Note 1	117,103
Registration fees	30,086
Professional fees	22,379
Trustees’ fees and expenses—Note 4(c)	19,855
Chief Compliance Officer fees—Note 4(b)	10,780
Prospectus and shareholders’ reports	5,727
Shareholder servicing costs—Note 4(b)	4,452
Shareholder and regulatory reports service fees—Note 4(b)	3,850
Custodian fees—Note 4(b)	1,395
Loan commitment fees—Note 3	1,249
Miscellaneous	1,644
Total Expenses	1,813,861
Net Investment Income	13,871,390
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions	(662,837)
Net realized gain (loss) on TBA sale commitments	63,302
Net realized gain (loss) on futures	(1,632,851)
Net realized gain (loss) on forward foreign currency exchange contracts	2,627
Net Realized Gain (Loss)	(2,229,759)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,799,659)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	11,623
Net change in unrealized appreciation (depreciation) on futures	(53,464)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,616)
Net Change in Unrealized Appreciation (Depreciation)	(6,846,116)
Net Realized and Unrealized Gain (Loss) on Investments	(9,075,875)
Net Increase in Net Assets Resulting from Operations	4,795,515

(a)
After the close of business on January 9, 2026, BNY Mellon Intermediate Bond Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Active Core Bond
ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	13,871,390	15,007,306
Net realized gain (loss) on investments	(2,229,759)	(4,562,720)
Net change in unrealized appreciation (depreciation) on investments	(6,846,116)	7,238,880
Net Increase (Decrease) in Net Assets Resulting from Operations	4,795,515	17,683,466
Distributions ($):
Distributions to shareholders:
ETF shares	(7,672,794)	-
Class M	(4,944,613)	(15,113,016)
Investor Shares	(83,307)	(216,542)
Total Distributions	(12,700,714)	(15,329,558)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	18,430,372	61,708,466
Investor Shares	2,656,249	5,935,438
Net assets received in connection with reorganization—Note 1	388,466,587	-
Distributions reinvested:
Class M	894,583	2,662,156
Investor Shares	72,440	184,461
Cost of shares redeemed:
ETF shares	(130,749,127)	-
Class M	(437,177,416)	(122,074,488)
Investor Shares	(8,736,302)	(7,451,718)
Transaction fees—Note 6	196,124	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(165,946,490)	(59,035,685)
Total Increase (Decrease) in Net Assets	(173,851,689)	(56,681,777)
Net Assets ($):
Beginning of Period	423,014,702	479,696,479
End of Period	249,163,013	423,014,702
15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF shares
Shares issued in connection with reorganization—Note 1	16,021,435	-
Shares redeemed	(5,440,000)	-
Net Increase (Decrease) in Shares Outstanding	10,581,435	-
Class M(d),(e)
Shares sold	759,666	2,582,714
Shares issued for distributions reinvested	36,892	111,218
Shares redeemed	(18,029,690)	(5,112,963)
Net Increase (Decrease) in Shares Outstanding	(17,233,132)	(2,419,031)
Investor Shares(d)
Shares sold	217,665	496,460
Shares issued for distributions reinvested	5,945	15,351
Shares redeemed	(717,527)	(622,613)
Net Increase (Decrease) in Shares Outstanding	(493,917)	(110,802)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended August 31, 2026, 329,863 Investor Shares representing $4,007,348 were exchanged for 165,765 Class M shares and during the period ended August 31, 2025, 247,653 Class M shares representing $5,896,979 were exchanged for 493,261 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.20	24.04	23.22	23.54	25.86
Investment Operations:
Net investment income(c)	.98	.80	.70	.56	.48
Net realized and unrealized gain (loss) on investments	(.75 )	.20	.82	(.26 )	(2.26)
Total from Investment Operations	.23	1.00	1.52	.30	(1.78)
Distributions:
Dividends from net investment income	(.89 )	(.84 )	(.70 )	(.62 )	(.54 )
Transaction fees(c)	.01	-	-	-	-
Net asset value, end of period	23.55	24.20	24.04	23.22	23.54
Market value, end of period	23.50	N/A	N/A	N/A	N/A
Total Return (%)	.99	4.22	6.66	1.26	(6.93)
Market Price Total Return (%)	.78	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53 (d)	.60	.59	.58	.56
Ratio of net expenses to average net assets	.53 (d)	.60 (e)	.59 (e)	.58 (e)	.56
Ratio of net investment income to average net assets	4.02 (d)	3.38 (e)	2.96 (e)	2.44 (e)	1.98
Portfolio Turnover Rate	124.41 (f)	64.17	39.92	26.10	31.46
Net Assets, end of period ($ x 1,000)	249,163	417,011	472,402	506,245	619,470

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
17

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Active Core Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek total return (consisting of capital appreciation and current income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $24.25 for Class M shares, and a total of 16,021,435 Class M shares, representing net assets of $388,466,587 (including $553,483 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $117,103, of which $11,000 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
18

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
19

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	30,369,539	—	30,369,539
Collateralized Loan Obligations	—	11,312,705	—	11,312,705
Commercial Mortgage-Backed	—	11,137,281	—	11,137,281
Corporate Bonds and Notes	—	101,398,864	—	101,398,864
Foreign Governmental	—	6,736,037	—	6,736,037
Municipal Securities	—	3,353,762	—	3,353,762
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,231,992	—	1,231,992
U.S. Government Agencies Commercial Mortgage-Backed	—	1,896,103	—	1,896,103
U.S. Government Agencies Mortgage-Backed	—	73,781,937	—	73,781,937
U.S. Treasury Securities	—	16,191,929	—	16,191,929
Investment Companies	5,309,771	—	—	5,309,771
	5,309,771	257,410,149	—	262,719,920
Other Financial Instruments:
Futures††	37,360	—	—	37,360
	37,360	—	—	37,360
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(4,378,126)	—	(4,378,126)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(4,616)	—	(4,616)
Futures††	(90,824)	—	—	(90,824)
	(90,824)	(4,382,742)	—	(4,473,566)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
20

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $2,366 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	10,431,183
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(10,431,183)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest
21

NOTES TO FINANCIAL STATEMENTS (continued)
rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). During periods of reduced market liquidity, the fund may not be able to readily sell fixed-income securities at prices at or near their perceived value. If the fund needed to sell large blocks of fixed-income securities to raise cash, those sales could further reduce the prices of such securities. Although the fund is expected to normally engage in in-kind redemptions, for any portion of the transaction not redeemed in-kind, an unexpected increase in fund redemption requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell certain of its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Economic and other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed-income securities, which could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Further, some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity.
Mortgage-Backed Securities Risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. The fund may also invest in non-agency mortgage-backed securities, including privately-issued mortgage pass-through securities, which generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. These mortgage-related securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities. In addition, some mortgage-related securities issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund’s mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly
22

NOTES TO FINANCIAL STATEMENTS (continued)
affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through “to-be-announced transactions” or “TBA” transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,062,416, accumulated capital losses $29,702,256 and unrealized depreciation $5,997,412.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $3,215,732 of short-term capital losses and $26,486,524 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $12,700,714 and $15,329,558, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
23

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .40% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31,
24

NOTES TO FINANCIAL STATEMENTS (continued)
2026, Investor Shares were charged $4,440 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $1,395 pursuant to the custody agreement.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended August 31, 2026, the Predecessor Fund was charged $12 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the Predecessor Fund was charged $10,780 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,850 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $84,757.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended August 31, 2026, amounted to $431,434,720 and $586,011,152, respectively.
TBA Securities: During the period ended August 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out
25

NOTES TO FINANCIAL STATEMENTS (continued)
netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At August 31, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	4,389,749	(13,855,564)
Amounts offset in the statement of financial position	-	-
Net amounts presented	4,389,749	(13,855,564)
Financial instruments subject to MSFTA (not offset)	(4,378,126)	13,829,394
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	11,623	(26,170)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral payable to broker in the Statement of Assets and Liabilities represents cash balances that are due to one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances due to a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund
26

NOTES TO FINANCIAL STATEMENTS (continued)
is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at August 31, 2026 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	37,360 (1)	Interest Rate Risk	(90,824)(1)
Foreign Exchange Risk	-	Foreign Exchange Risk	(4,616)(2)
Gross fair value of derivative contracts	37,360		(95,440)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Total
Interest Rate	(1,638,577)	-	(1,638,577)
Foreign Exchange	5,726	2,627	8,353
Total	(1,632,851)	2,627	(1,630,224)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Forward Contracts(4)	Total
Interest Rate	(53,464)	-	(53,464)
Foreign Exchange	-	(4,616)	(4,616)
Total	(53,464)	(4,616)	(58,080)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At August 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	37,360	(90,824)
Forward contracts	-	(4,616)
27

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	37,360	(95,440)
Derivatives not subject to Master Agreements	(37,360)	90,824
Total gross amount of assets and liabilities subject to Master Agreements	-	(4,616)
The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of August 31, 2026:
Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Goldman Sachs & Co. LLC	(4,616)	-	-	(4,616)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	26,086,842
Interest Rate Futures Short	1,877,524
Forward Contracts:
Forward Contracts Purchased in USD	710,810
Forward Contracts Sold in USD	709,578
At August 31, 2026, the cost of investments for federal income tax purposes was $268,729,172; accordingly, accumulated net unrealized depreciation on investments was $6,009,252, consisting of $404,556 gross unrealized appreciation and $6,413,808 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for
28

NOTES TO FINANCIAL STATEMENTS (continued)
cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had no in-kind transactions.
29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Active Core Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Active Core Bond ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026
30

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2026:
For federal tax purposes the fund hereby reports 86.87% of ordinary income dividends paid during the fiscal period ended August 31, 2026 as qualifying interest related dividends.
31

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Intermediate Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
32

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Intermediate Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 33,587,178 shares of stock of the Predecessor Fund, which constituted 97.18% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	33,577,582	9,596	0
33

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $30,635.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
34

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
35

© 2026 BNY Mellon Securities Corporation
Code-4872NCSRAR0826

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Core Plus ETF: BCPL
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 10.7%
Asset-Backed Certificates — 7.9%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	333,614	325,887
Affirm Master Trust, Ser. 2026-1A, Cl. B(b)	4.57	2/15/2034	1,080,000	1,073,346
Affirm Master Trust, Ser. 2026-1A, Cl. C(b)	4.72	2/15/2034	990,000	983,290
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	99,239
Aligned Data Centers Issuer LLC, Ser. 2026-1A, Cl. A2I(b)	5.91	6/15/2056	135,063	134,255
ALLO Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.61	6/20/2056	519,934	520,470
Amur Equipment Finance Receivables XV LLC, Ser. 2025-1A, Cl. A2(b)	4.70	9/22/2031	239,972	240,317
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	273,505	269,763
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2037	690,000	685,326
Castlelake Aircraft Structured Trust, Ser. 2026-1A, Cl. A(b)	5.07	3/15/2051	723,974	709,170
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(b)	5.33	4/15/2051	241,035	237,792
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(b)	4.90	2/25/2056	473,054	458,788
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-4A, Cl. A2(b)	5.52	12/20/2055	1,250,000	1,242,245
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	352,000	348,561
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	1,000,000	965,072
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(b)	5.20	5/20/2056	332,233	328,851
DLLMT LLC, Ser. 2026-1A, Cl. A3(b)	4.20	12/20/2029	310,000	307,630
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2II(b)	3.15	4/25/2051	301,475	274,362
Foundation Finance Trust, Ser. 2021-1A, Cl. C(b)	2.99	5/15/2041	160,202	155,508
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	191,842	185,752
GGAM Master Trust International Ltd., Ser. 2026-1A, Cl. A(b)	5.86	9/30/2060	498,094	493,738
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(b)	4.93	5/15/2041	222,000	221,339
HPEFS Equipment Trust, Ser. 2024-2A, Cl. D(b)	5.82	4/20/2032	240,000	241,581
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(b)	5.25	4/17/2056	235,798	229,844
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	541,750	539,765
Lohrasp Enterprise II LLC, Ser. 2026-1A, Cl. A21(b)	5.51	7/17/2056	378,481	376,554
MAPS Trust, Ser. 2026-1A, Cl. A(b)	5.20	1/15/2051	957,573	937,461
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	517,449	506,309
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,099,000	1,082,880
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	25,000	24,798
MTP ABS Funding LLC, Ser. 2026-1A, Cl. A2(b)	5.20	4/25/2056	513,158	506,808
NMEF Funding LLC, Ser. 2026-A, Cl. A3(b)	4.20	2/15/2034	146,000	144,467
Oryx Funding LLC, Ser. 2026-1A, Cl. A2(b)	6.30	6/5/2056	524,000	520,040
Phantom Aviation, Ser. 2026-1A, Cl. A(b)	5.24	1/15/2051	344,713	334,550
PK ALIFT Loan Funding 8 LP, Ser. 2026-1, Cl. A(b)	4.61	9/15/2043	266,828	261,677
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(b)	6.45	7/15/2036	325,000	328,590
Retained Vantage Data Centers Issuer LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/15/2049	1,200,000	1,170,607
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. B(b)	4.44	12/26/2035	1,000,000	990,345
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. C(b)	4.74	12/26/2035	496,000	490,697
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	1,000,000	964,199
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	627,254	615,079
Taco Bell Funding LLC, Ser. 2021-1A, Cl. A23(b)	2.54	8/25/2051	245,625	213,619
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(b)	5.35	4/19/2056	501,289	495,009
Upgrade Master Pass-Thru Trust, Ser. 2026-ST4, Cl. B(b)	5.46	10/15/2035	359,513	359,634
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(b)	4.69	3/15/2056	355,000	343,678
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 10.7% (continued)
Asset-Backed Certificates — 7.9% (continued)
Verizon Master Trust, Ser. 2024-6, Cl. C	4.67	8/20/2030	145,000	144,756
Verizon Master Trust, Ser. 2025-10, Cl. C(b)	4.67	10/20/2033	180,000	176,138
Verizon Master Trust, Ser. 2025-7, Cl. C	4.40	8/20/2031	105,000	103,652
Verizon Master Trust, Ser. 2025-9, Cl. C	4.41	10/21/2030	325,000	323,854
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A4(b)	4.29	7/15/2031	45,000	44,832
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	995,000	958,670
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.55	4/20/2056	714,920	707,385
				24,398,179
Asset-Backed Certificates/Auto Receivables — 2.6%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-1A, Cl. A(b)	5.25	4/20/2029	1,000,000	1,007,004
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. B(b)	4.46	2/20/2030	625,000	613,621
Bridgecrest Lending Auto Securitization Trust, Ser. 2026-1, Cl. C	4.44	11/17/2031	496,000	491,341
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	175,000	170,841
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. B	5.04	10/10/2028	250,000	250,472
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(b)	5.84	7/10/2029	188,000	190,379
Exeter Automobile Receivables Trust, Ser. 2026-1A, Cl. C	4.40	5/17/2032	742,000	732,253
Ford Credit Auto Owner Trust, Ser. 2022-1, Cl. C(b)	4.67	11/15/2034	250,000	249,694
Ford Credit Auto Owner Trust, Ser. 2025-2, Cl. B(b)	4.67	2/15/2038	575,000	567,391
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(b)	4.98	7/16/2029	795,000	797,157
Hertz Vehicle Financing LLC, Ser. 2026-3A, Cl. C(b)	7.02	2/25/2031	300,000	299,687
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(b)	3.92	4/15/2031	565,000	557,666
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	750,000	744,466
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	480,000	476,877
Westlake Automobile Receivables Trust, Ser. 2025-3A, Cl. A3(b)	4.22	6/15/2029	525,000	524,306
Westlake Automobile Receivables Trust, Ser. 2026-3A, Cl. C(b)	5.09	5/17/2032	242,000	241,799
				7,914,954
Commercial Mortgage Pass-Through Certificates — .2%
US Bank NA, Ser. 2026-SUP1, Cl. B1(b)	5.50	6/27/2033	673,354	671,619
Total Asset-Backed Securities (cost $33,444,185)				32,984,752
Collateralized Loan Obligations — 4.5%
Collateralized Loan Obligations Debt — 4.5%
AGL 45 Ltd. CLO, Ser. 2025-45A, Cl. A, (3 Month TSFR +1.20%)(b),(c)	4.93	1/22/2039	1,000,000	1,000,494
Apidos LV CLO, Ser. 2025-55A, Cl. A1, (3 Month TSFR +1.21%)(b),(c)	4.94	1/20/2039	1,500,000	1,501,449
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(b),(c)	5.11	7/25/2038	250,000	250,756
Benefit Street Partners 47 Ltd. CLO, Ser. 2026-47A, Cl. A, (3 Month TSFR +1.19%)(b),(c)	4.94	4/15/2039	1,125,000	1,127,340
Churchill NCDLC LLC CLO-II, Ser. 2023-2A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.11	1/20/2039	1,500,000	1,493,251
Eldridge MMPC Ltd. CLO, Ser. 2026-1A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.15	1/15/2037	1,250,000	1,250,593
Fortress Credit Opportunities XXXIII LLC CLO, Ser. 2026-33A, Cl. A1T, (3 Month TSFR +1.43%)(b),(c)	5.15	4/20/2038	1,500,000	1,502,707
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.89	4/15/2039	1,294,240	1,295,141
MCF 11 LLC CLO, Ser. 2026-1A, Cl. A1, (3 Month TSFR +1.42%)(b),(c)	5.15	4/20/2038	1,500,000	1,487,748
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(b),(c)	4.96	12/18/2043	428,571	429,459
RIN XIII LLC, Ser. 2026-1A, Cl. D, (3 Month TSFR +2.85%)(b),(c)	6.60	4/15/2039	1,000,000	1,003,505
RR 44 Ltd., Ser. 2026-44A, Cl. A1A, (3 Month TSFR +1.17%)(b),(c)	4.92	4/15/2041	1,500,000	1,500,835
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 4.5% (continued)
Collateralized Loan Obligations Debt — 4.5% (continued)
Total Collateralized Loan Obligations (cost $13,857,151)				13,843,278
Commercial Mortgage-Backed — 4.6%
Commercial Mortgage Pass-Through Certificates — 4.6%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	836,257	827,902
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A3(b)	5.93	6/25/2071	311,359	311,335
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	455,847	449,369
Barclays Commercial Mortgage Trust, Ser. 2019-C5, Cl. A4	3.06	11/15/2052	225,000	211,837
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	1,160,000	1,164,030
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,149,395	1,138,025
BRAVO Residential Funding Trust, Ser. 2026-NQM7, Cl. A3(b)	5.98	7/26/2066	497,164	497,291
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.04	2/15/2043	450,000	451,715
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	986,077	983,065
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(b)	5.12	5/25/2071	98,322	97,226
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	220,190	220,908
Cross Mortgage Trust, Ser. 2026-NQM10, Cl. A3(b)	5.86	9/25/2071	186,862	187,210
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(b)	5.09	3/25/2071	152,770	150,846
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	1,500,000	1,489,031
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	607,887	605,253
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(b)	4.74	12/25/2065	537,171	527,363
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	338,388	337,197
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(b)	5.31	6/27/2061	311,206	308,852
OBX Trust, Ser. 2026-NQM11, Cl. A2(b)	5.74	6/25/2066	233,881	233,348
OBX Trust, Ser. 2026-NQM6, Cl. A3(b)	5.42	4/26/2066	399,319	395,184
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(b)	5.49	5/25/2066	447,203	444,714
Verus Securitization Trust, Ser. 2025-11, Cl. A1(b)	4.91	11/25/2070	1,095,862	1,083,175
Verus Securitization Trust, Ser. 2025-5, Cl. A1(b)	5.43	6/25/2070	740,040	738,299
Verus Securitization Trust, Ser. 2026-2, Cl. A3(b)	5.05	2/25/2071	692,079	679,952
Verus Securitization Trust, Ser. 2026-5, Cl. A2(b)	5.62	5/25/2071	514,173	510,618
Total Commercial Mortgage-Backed (cost $14,218,038)				14,043,745
Corporate Bonds and Notes — 37.5%
Advertising — .3%
Omnicom Group, Inc., Sr. Unscd. Notes(d)	5.30	6/2/2036	1,093,000	1,043,017
Aerospace & Defense — .2%
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	759,000	715,925
Agriculture — .2%
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	490,000	531,117
Airlines — 3.0%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(b)	3.60	3/15/2027	1,505,633	1,495,728
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,423,403	2,401,977
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.50	1/28/2031	400,000	376,760
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,475,893	3,258,373
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	1,661,101	1,598,852
				9,131,690
Automobiles & Components — 1.6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	675,000	680,593
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(d)	7.12	11/7/2033	1,160,000	1,220,762
Forvia SE, Sr. Unscd. Notes(b),(d)	6.75	9/15/2033	645,000	646,619
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Automobiles & Components — 1.6% (continued)
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	1,481,000	1,325,538
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	757,000	723,538
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	8.88	7/15/2032	300,000	306,154
				4,903,204
Banks — 3.3%
Bank of America Corp., Sub. Notes	5.52	10/25/2035	918,000	907,240
Canadian Imperial Bank of Commerce, Jr. Sub. Notes(d)	6.50	7/28/2086	568,000	562,528
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	59,000	57,624
HSBC Holdings PLC, Jr. Sub. Notes(e)	7.00	9/24/2035	407,000	410,294
ING Groep NV, Jr. Sub. Bonds(d),(e)	7.00	11/16/2032	520,000	530,853
JPMorgan Chase & Co., Sub. Notes	5.80	7/23/2041	816,000	807,363
Morgan Stanley, Sr. Unscd. Notes	5.61	7/17/2037	590,000	584,375
Morgan Stanley, Sub. Notes	5.95	1/19/2038	1,224,000	1,238,675
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	520,000	509,513
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	349,000	353,383
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(c),(d),(e)	6.67	1/12/2027	709,000	707,869
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.22	7/21/2057	318,000	314,815
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	1,177,000	1,242,678
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	2,000,000	2,012,433
				10,239,643
Chemicals — .1%
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	376,000	369,397
Commercial & Professional Services — 1.1%
Ashtead Capital, Inc., Gtd. Notes(b),(d)	5.95	10/15/2033	532,000	541,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(d)	8.25	1/15/2030	595,000	611,558
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	1,181,000	1,116,203
Herc Holdings, Inc., Gtd. Notes(b),(d)	5.75	3/15/2031	747,000	745,705
Sunbelt Rentals Holdings, Inc., Gtd. Notes(b)	5.65	8/12/2036	385,000	377,073
				3,391,935
Consumer Discretionary — 1.0%
Flutter Treasury DAC, Sr. Scd. Bonds(b)	5.88	6/4/2031	716,000	704,105
Forestar Group, Inc., Gtd. Notes(b)	6.50	3/15/2033	590,000	593,643
KB Home, Gtd. Notes	4.80	11/15/2029	385,000	378,008
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	1,480,000	1,493,327
				3,169,083
Diversified Financials — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(d)	6.50	1/31/2056	359,000	361,616
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	1,000,000	987,367
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	1,010,000	995,719
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b),(d)	5.70	1/23/2031	218,000	212,266
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,275,000	1,225,087
Blackstone Private Credit Fund, Sr. Unscd. Notes(d)	5.95	5/15/2031	790,000	775,649
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	875,000	828,973
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	1,536,000	1,522,631
Blue Owl Finance LLC, Gtd. Bonds	6.75	8/18/2036	266,000	265,497
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	1,010,000	1,011,425
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	435,000	426,487
LSEG US Fin Corp., Gtd. Notes(b)	5.25	3/23/2036	250,000	243,213
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	739,000	741,580
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Diversified Financials — 3.5% (continued)
Voya Financial, Inc., Gtd. Notes	5.05	3/2/2036	594,000	565,537
Voya Financial, Inc., Gtd. Notes(d)	5.70	7/15/2043	655,000	626,462
				10,789,509
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	205,000	196,250
Energy — 4.2%
Azule Energy Finance PLC, Gtd. Bonds(b)	8.63	1/22/2033	250,000	256,583
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(b)	2.74	12/31/2039	2,000,000	1,682,386
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.00	11/17/2032	484,000	471,386
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	7.50	12/15/2033	285,000	299,168
CVR Energy, Inc., Gtd. Notes(b)	7.88	2/15/2034	934,000	969,662
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	324,000	335,010
Enbridge, Inc., Sub. Notes, Ser. 20-A(d)	5.75	7/15/2080	945,000	942,370
Energean Israel Finance Ltd., Sr. Scd. Notes(b),(d)	5.88	3/30/2031	250,000	239,961
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	718,000	717,113
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	713,000	720,473
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	690,000	721,830
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	366,000	365,335
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	697,000	719,938
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	977,000	1,103,572
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	300,000	297,965
Petroleos del Peru SA, Sr. Unscd. Notes(b),(d)	4.75	6/19/2032	700,000	607,953
Phillips 66 Co., Gtd. Notes, Ser. B(d)	6.20	3/15/2056	744,000	735,269
Rio Grande LNG LLC, Sr. Scd. Notes(b)	5.75	6/30/2036	674,000	656,836
Saturn Oil & Gas, Inc., Gtd. Notes(b)	8.50	7/30/2031	193,000	200,455
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	350,000	362,830
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	350,000	359,622
YPF SA, Sr. Unscd. Notes(b)	8.25	1/17/2034	137,685	143,421
				12,909,138
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	202,000	189,533
Food Products — .9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b),(d)	5.75	3/31/2034	795,000	748,372
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033	525,000	516,185
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	994,000	909,424
TreeHouse Foods, Inc., Sr. Scd. Notes(b)	7.75	2/11/2033	708,000	716,653
				2,890,634
Health Care — .5%
Bayer US Finance LLC, Gtd. Notes(b)	6.25	7/20/2046	511,000	495,086
Encompass Health Corp., Gtd. Notes(b)	5.88	6/1/2034	137,000	136,440
Universal Health Services, Inc., Sr. Scd. Notes	6.00	9/1/2036	893,000	888,164
				1,519,690
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	769,000	736,103
Information Technology — 1.5%
CoreWeave, Inc., Gtd. Notes(b)	9.63	7/15/2032	51,000	45,062
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	755,000	675,694
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.80	3/10/2031	451,000	441,863
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Information Technology — 1.5% (continued)
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029		392,000	375,747
Oracle Corp., Sr. Unscd. Notes(d)	6.25	11/9/2032		3,000,000	2,989,893
					4,528,259
Insurance — 1.1%
Allianz SE, Jr. Sub. Notes(b),(e)	6.50	10/30/2034		400,000	397,436
Athene Holding Ltd., Sr. Unscd. Notes(d)	6.63	5/19/2055		720,000	677,583
Corebridge Financial, Inc., Jr. Sub. Notes(d)	6.38	9/15/2054		553,000	549,509
Jackson Financial, Inc., Sr. Unscd. Notes	6.15	1/15/2037		647,000	633,104
Liberty Mutual Group, Inc., Gtd. Notes(b)	5.25	5/1/2036		358,000	346,553
Lincoln National Corp., Sub. Notes	6.80	7/15/2056		717,000	712,765
					3,316,950
Internet Software & Services — 1.0%
Amazon.com, Inc., Sr. Unscd. Notes	6.25	7/9/2066		909,000	876,372
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053		786,000	660,957
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056		577,000	531,569
Prosus NV, Sr. Unscd. Notes(b)	5.87	7/13/2036		600,000	595,302
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033		350,000	343,447
					3,007,647
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes(d)	5.42	1/15/2035		360,000	357,507
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061		1,035,000	579,368
Space Exploration Technologies Corp., Sr. Unscd. Notes(b),(d)	6.65	7/15/2056		1,050,000	935,193
					1,514,561
Metals & Mining — .8%
Alcoa Nederland Holding BV, Gtd. Notes(b)	7.13	3/15/2031		285,000	294,937
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033		740,000	728,774
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	5.53	1/30/2037		600,000	582,024
Navoi Mining & Metallurgical Co., Sr. Unscd. Bonds(b)	6.75	5/14/2030		250,000	258,154
Sibanye-Stillwater UK Financing PLC, Gtd. Notes(b)	6.25	11/15/2031		200,000	197,723
Vedanta Resources Finance II PLC, Sr. Scd. Notes(b)	7.38	7/13/2034		300,000	300,720
					2,362,332
Real Estate — 2.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes, Ser. A(d)	7.25	2/15/2057		835,000	835,052
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029		737,000	736,574
American Homes 4 Rent LP, Sr. Unscd. Notes(d)	5.25	3/15/2035		556,000	541,586
Boston Properties LP, Sr. Unscd. Notes(d)	5.75	1/15/2035		902,000	894,289
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032		1,084,000	1,083,290
Equinix, Inc., Sr. Unscd. Notes	5.80	8/15/2036		1,205,000	1,190,665
Iron Mountain, Inc., Gtd. Notes(b)	4.75	1/15/2034	EUR	320,000	365,837
Iron Mountain, Inc., Gtd. Notes(b)	6.25	1/15/2035		145,000	143,574
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035		722,000	697,988
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	5.88	8/15/2029		301,000	302,393
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032		719,000	713,066
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033		756,000	753,908
					8,258,222
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Retailing — .4%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	774,000	738,841
AutoZone, Inc., Sr. Unscd. Notes(d)	4.75	2/1/2033	372,000	361,242
				1,100,083
Semiconductors & Semiconductor Equipment — 1.0%
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	896,000	889,167
Intel Corp., Sr. Unscd. Notes(d)	5.60	2/21/2054	490,000	429,736
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033	914,000	893,252
Skyworks Solutions, Inc., Sr. Unscd. Notes	6.25	8/10/2036	889,000	871,616
				3,083,771
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031	350,000	320,543
Technology Hardware & Equipment — .4%
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	612,000	710,655
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.25	4/1/2033	690,000	682,379
				1,393,034
Telecommunication Services — 1.7%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	1,393,000	850,971
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	1,660,000	1,007,372
ELK Grove Village Property LLC, Sr. Scd. Notes(b),(d)	7.50	6/15/2031	297,000	286,199
Fibercop SpA, Sr. Scd. Notes(b)	6.00	9/30/2034	465,000	446,568
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, Sr. Scd. Notes(b)	6.63	9/1/2031	452,000	445,662
Stingray Compute LLC, Sr. Scd. Notes(b)	6.00	6/15/2031	600,000	584,982
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	1,275,000	900,464
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	670,000	618,022
				5,140,240
Transportation — .0%
FedEx Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036	182,000	172,436
Utilities — 5.9%
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	1,058,000	1,111,761
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	695,000	532,707
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	915,000	931,133
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	790,000	731,321
Dominion Energy, Inc., Jr. Sub. Notes	6.25	12/15/2056	223,000	220,022
DTE Energy Co., Jr. Sub. Notes, Ser. C	6.20	7/1/2058	691,000	688,561
Duke Energy Corp., Jr. Sub. Notes(d)	6.45	9/1/2054	675,000	690,802
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053	508,000	525,928
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	550,000	547,768
Entergy Corp., Jr. Sub. Notes	6.10	6/15/2056	1,127,000	1,105,238
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055	920,000	929,061
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056	674,000	672,505
Exelon Corp., Jr. Sub. Notes(d)	6.50	3/15/2055	895,000	902,543
Generadora de Gatun SA, Sr. Scd. Notes(b)	6.87	9/30/2044	200,000	202,159
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	1,102,000	1,077,243
NextEra Energy Capital Holdings, Inc., Gtd. Notes, Ser. CC	6.63	10/1/2066	402,000	392,230
NiSource, Inc., Jr. Sub. Notes(d)	5.75	7/15/2056	933,000	919,395
Pacific Gas and Electric Co., First Mortgage Bonds(d)	5.05	10/15/2032	747,000	729,753
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036	200,000	188,822
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	723,000	708,879
PG&E Corp., Sr. Scd. Notes(d)	5.25	7/1/2030	725,000	705,926
9

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 37.5% (continued)
Utilities — 5.9% (continued)
Puget Energy, Inc., Jr. Sub. Notes	7.25	9/15/2056		732,000	734,141
Sierra Pacific Power Co., Jr. Sub. Notes(d)	6.20	12/15/2055		572,000	564,316
Spire, Inc., Jr. Sub. Bonds(d)	6.45	6/1/2056		360,000	359,432
The AES Corp., Sr. Unscd. Notes	5.20	7/15/2029		323,000	323,178
The Southern Company, Jr. Sub. Notes, Ser. 2025	6.38	3/15/2055		1,072,000	1,078,255
Vistra Operations Co. LLC, Gtd. Notes(b)	5.35	1/31/2036		840,000	802,869
					18,375,948
Total Corporate Bonds and Notes (cost $118,175,618)					115,657,401
Foreign Governmental — 4.6%
Argentine Republic, Sr. Unscd. Bonds(f)	4.88	7/9/2041		325,000	229,385
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	479,000	547,000
Brazil, Sr. Unscd. Notes	6.25	5/22/2036		498,000	483,060
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		800,000	770,560
Dominican Republic, Sr. Unscd. Notes(b)	5.75	3/17/2034		400,000	390,400
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(b)	5.50	8/17/2030		800,000	799,800
Ecuador, Sr. Unscd. Notes(b)	9.25	1/29/2039		200,000	202,200
Gabon, Sr. Unscd. Notes(b)	7.00	11/24/2031		325,000	281,288
Indonesia, Sr. Unscd. Notes	4.13	1/15/2037	EUR	271,000	296,316
Israel, Sr. Unscd. Notes, Ser. 30Y(d)	5.88	1/13/2056		750,000	702,201
Japan (30 Year Issue), Bonds, Ser. 87	2.80	6/20/2055	JPY	715,000,000	3,468,768
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		825,000	781,991
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		710,000	684,972
Mexico, Sr. Unscd. Notes	6.25	8/27/2037		200,000	196,500
Republic of Kenya, Sr. Unscd. Notes(b)	8.70	2/26/2039		275,000	269,468
Romania, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	270,000	292,770
Saudi Arabia, Sr. Unscd. Notes(b)	5.88	1/12/2056		700,000	649,920
Ukraine, Sr. Unscd. Bonds(b),(f)	7.25	2/1/2032		375,000	308,716
United Kingdom Gilt, Bonds	4.38	7/31/2054	GBP	2,730,000	2,974,260
Total Foreign Governmental (cost $14,995,618)					14,329,575
Municipal Securities — .0%
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. B (cost $125,000)	8.50	6/15/2031		125,000	124,657
U.S. Government Agencies Collateralized Mortgage Obligations — .4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5645, Cl. FE, (1 Month SOFRCOMPOUND +1.40%)(c),(g)	5.04	4/25/2056		846,672	836,464
Federal National Mortgage Association, REMIC, Ser. 2026-69, Cl. F, (1 Month SOFRCOMPOUND +4.35%)(c),(g)	7.99	8/25/2056		356,515	346,236
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $1,183,517)					1,182,700

U.S. Government Agencies Mortgage-Backed — 26.2%
Mortgage Pools — 22.3%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051(g)	12,608,123	10,022,068
2.50%, 4/1/2052-8/1/2052(g)	8,649,341	7,169,344
3.50%, 12/1/2048(g)	2,008,489	1,808,343
5.00%, 6/1/2053-1/1/2055(g)	6,718,018	6,570,112
10

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 26.2% (continued)
Mortgage Pools — 22.3% (continued)
5.50%, 7/1/2040-6/1/2055(g)	8,397,062	8,418,647
6.00%, 9/1/2055(g)	1,767,500	1,796,850
Federal National Mortgage Association:
2.00%, 8/1/2041-4/1/2051(g)	7,395,728	6,066,824
2.50%, 3/1/2052(g)	5,255,024	4,373,546
3.00%, 1/1/2050-12/1/2051(g)	7,285,089	6,303,521
4.50%, 8/1/2053(g)	2,153,323	2,046,519
5.00%, 12/1/2052-5/1/2056(g)	3,005,423	2,940,579
5.50%, 8/1/2053-4/1/2056(g)	4,575,603	4,552,451
6.00%, 6/1/2054-3/1/2056(g)	2,391,431	2,437,261
Government National Mortgage Association II:
3.50%, 8/20/2055	2,194,530	1,920,573
4.00%, 2/20/2055-3/20/2055	2,851,830	2,578,174
		69,004,812
TBA Purchased Commitments — 3.9%
Federal National Mortgage Association:
3.50%, 9/15/2055(g),(h)	350,000	310,365
4.00%, 9/15/2055(g),(h)	750,000	684,434
4.50%, 9/15/2056(g),(h)	1,600,000	1,501,717
5.00%, 9/15/2040(g),(h)	3,000,000	2,985,546
5.50%, 9/15/2055(g),(h)	6,600,000	6,533,136
		12,015,198
Total U.S. Government Agencies Mortgage-Backed (cost $83,417,473)		81,020,010

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 13.6%
U.S. Treasury Bonds(d)	4.63	2/15/2046	2,594,000	2,399,450
U.S. Treasury Bonds(d)	4.75	2/15/2056	276,000	255,602
U.S. Treasury Bonds	5.00	5/15/2046	2,300,000	2,232,617
U.S. Treasury Inflation Indexed Bonds(i)	2.38	2/15/2055	2,415,000	2,246,810
U.S. Treasury Notes	3.75	5/15/2028	2,611,000	2,586,318
U.S. Treasury Notes	3.88	4/30/2031	17,886,000	17,429,767
U.S. Treasury Notes	4.13	7/31/2028	475,000	473,172
U.S. Treasury Notes	4.13	7/31/2031	14,550,000	14,307,879
Total U.S. Treasury Securities (cost $42,410,257)				41,931,615

	1-Day Yield (%)	Shares
Investment Companies — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $1,121,128)	3.64	1,121,128	1,121,128
11

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(j) (cost $2,053,110)	3.64	2,053,110	2,053,110
Total Investments (cost $325,001,095)		103.1%	318,291,971
Liabilities, Less Cash and Receivables		(3.1%)	(9,586,492)
Net Assets		100.0%	308,705,479

CLO—Collateralized Loan Obligation
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TBA—To Be Announced
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $94,289,412 or 30.5% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $25,346,955 and the value of the collateral was
$26,267,138, consisting of cash collateral of $2,053,110 and U.S. Government & Agency securities valued at $24,214,028.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Purchased on a forward commitment basis.
(i)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.6%)
Federal National Mortgage Association:
2.50%, 9/15/2055(a),(b)	(1,050,000)	(856,654)
3.00%, 9/15/2055(a),(b)	(600,000)	(511,425)
5.50%, 9/15/2040(a),(b)	(500,000)	(504,903)
Total Sale Commitments (Proceeds $1,878,257)		(1,872,982)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
12

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .3%††
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .3%	-	120,978,718	(119,857,590)	1,121,128	50,248
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	6,513,741	28,890,559	(35,404,300)	-	66,205
Investment of Cash Collateral for Securities Loaned - .7%††
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .7%	-	19,712,439	(17,659,329)	2,053,110	18,731†††
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	12,948,667	26,915,857	(39,864,524)	-	50,508†††
Total - 1.0%	19,462,408	196,497,573	(212,785,743)	3,174,238	185,692

†	Includes reinvested dividends/distributions.
††
Effective January 9, 2026, due to the fund converting to an ETF, the cash vehicle and the cash collateral for securities lending was transferred from BNY
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to BNY Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	165	12/31/2026	33,936,221	33,863,673	(72,548)
5 Year U.S. Treasury Note	90	12/31/2026	9,551,651	9,513,281	(38,370)
Australian 10-Year Bond	77	9/15/2026	5,928,328(a)	5,905,306	(23,022)
Euro-OAT	88	9/8/2026	11,729,648(a)	11,673,991	(55,657)
Ultra U.S. Treasury Bond	166	12/21/2026	18,341,263	18,265,188	(76,075)
Futures Short
10 Year U.S. Treasury Note	11	12/21/2026	1,188,640	1,184,219	4,421
Euro-Bund	79	9/8/2026	11,368,483(a)	11,310,621	57,862
Ultra 10 Year U.S. Treasury Note	26	12/21/2026	2,850,256	2,844,969	5,287
Gross Unrealized Appreciation					67,570
Gross Unrealized Depreciation					(265,672)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Euro	2,475,000	United States Dollar	2,887,672	9/4/2026	(12,390)
Japanese Yen	28,201,000	United States Dollar	176,331	9/4/2026	257
Goldman Sachs & Co. LLC
United States Dollar	3,851,184	Japanese Yen	602,096,000	9/4/2026	80,994
United States Dollar	2,979,308	British Pound	2,218,000	9/4/2026	(26,088)
13

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	4,300,037	Euro	3,729,000	9/4/2026	(32,054)
United States Dollar	215,473	Euro	185,000	9/4/2026	553
Morgan Stanley & Co. LLC
Swedish Krona	1,332,000	United States Dollar	139,921	9/4/2026	(816)
United States Dollar	140,893	Swedish Krona	1,332,000	9/4/2026	1,788
Gross Unrealized Appreciation					83,592
Gross Unrealized Depreciation					(71,348)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 3.08%	EUR - 6 Month EURIBOR at 2.56%	4/13/2036	5,807,741	(55,281)	—	(55,281)
SEK - 3 Month STIBOR at 2.06%	SEK - 12 Month Fixed at 3.02%	4/13/2036	5,283,133	33,188	—	33,188
GBP - 12 Month SONIA at 3.74%	GBP - 12 Month Fixed at 4.36%	6/30/2036	5,860,354	92,036	6,897	85,139
GBP - Fixed 3.29% at Maturity	GBP - UKRPI at Maturity	4/15/2056	2,472,866	(7,470)	—	(7,470)
EUR - Fixed 2.33% at Maturity	EUR - HICP at Maturity	7/23/2056	1,974,632	(9,516)	5,524	(15,040)
USD - CPURNSA at Maturity	USD - Fixed 2.35% at Maturity	7/23/2056	2,800,000	3,542	(5,311)	8,853
Gross Unrealized Appreciation						127,180
Gross Unrealized Depreciation						(77,791)

CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
HICP—Harmonised Indices of Consumer Prices
SEK—Swedish Krona
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
USD—United States Dollar
See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $25,346,955)—Note 2(c):
Unaffiliated issuers	321,826,857	315,117,733
Affiliated issuers	3,174,238	3,174,238
Cash denominated in foreign currency	171,009	171,769
Cash collateral held by broker—Note 5		1,842,154
Dividends, interest and securities lending income receivable		2,624,650
Receivable for investment securities sold—TBA		1,878,257
Receivable for investment securities sold		288,676
Unrealized appreciation on forward foreign currency exchange contracts—Note 5		83,592
Receivable for futures variation margin—Note 5		10,738
		325,191,807
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		101,904
Payable for investment securities purchased—TBA		12,038,000
Liability for securities on loan—Note 2(c)		2,053,110
TBA sale commitments, at value (proceeds $1,878,257)—Note 5		1,872,982
Payable for investment securities purchased		311,860
Unrealized depreciation on forward foreign currency exchange contracts—Note 5		71,348
Reorganization expense payable—Note 1		11,360
Payable for swap variation margin—Note 5		11,193
Other accrued expenses		14,571
		16,486,328
Net Assets ($)		308,705,479
Composition of Net Assets ($):
Paid-in capital		345,313,692
Total distributable earnings (loss)		(36,608,213)
Net Assets ($)		308,705,479
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		12,618,043
Net Asset Value Per Share ($)		24.47
Market Price Per Share ($)		24.52
See notes to financial statements.
15

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Income:
Interest	18,277,222
Dividends:
Unaffiliated issuers	243
Affiliated issuers	116,453
Affiliated income net of rebates from securities lending—Note 2(c)	69,239
Total Income	18,463,157
Expenses:
Management fee—Note 4(a)	1,409,990
Administration fee—Note 4(a)	209,730
Reorganization expense—Note 1	115,542
Registration fees	40,274
Trustees’ fees and expenses—Note 4(c)	20,497
Professional fees	20,177
Chief Compliance Officer fees—Note 4(b)	10,780
Prospectus and shareholders’ reports	6,523
Shareholder servicing costs—Note 4(b)	4,936
Shareholder and regulatory reports service fees—Note 4(b)	3,850
Custodian fees—Note 4(b)	1,173
Loan commitment fees—Note 3	971
Miscellaneous	2,511
Total Expenses	1,846,954
Net Investment Income	16,616,203
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,139,241)
Net realized gain (loss) on TBA sale commitments	32,214
Net realized gain (loss) on futures	(1,199,469)
Net realized gain (loss) on forward foreign currency exchange contracts	108,995
Net realized gain (loss) on swap agreements	30,210
Net Realized Gain (Loss)	(7,167,291)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(704,254)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	5,275
Net change in unrealized appreciation (depreciation) on futures	(198,102)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	12,244
Net change in unrealized appreciation (depreciation) on swap agreements	49,389
Net Change in Unrealized Appreciation (Depreciation)	(835,448)
Net Realized and Unrealized Gain (Loss) on Investments	(8,002,739)
Net Increase in Net Assets Resulting from Operations	8,613,464

(a)
After the close of business on January 9, 2026, BNY Mellon Corporate Bond Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Core Plus ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	16,616,203	16,564,581
Net realized gain (loss) on investments	(7,167,291)	(1,825,942)
Net change in unrealized appreciation (depreciation) on investments	(835,448)	6,978,690
Net Increase (Decrease) in Net Assets Resulting from Operations	8,613,464	21,717,329
Distributions ($):
Distributions to shareholders:
ETF shares	(7,549,820)	-
Class M	(6,148,362)	(17,027,555)
Investor Shares	(120,560)	(215,081)
Total Distributions	(13,818,742)	(17,242,636)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	14,827,049	-
Class M	31,094,718	89,826,710
Investor Shares	1,908,884	9,051,208
Net assets received in connection with reorganization—Note 1	380,417,475	-
Distributions reinvested:
Class M	1,114,822	3,898,738
Investor Shares	108,660	177,643
Cost of shares redeemed:
ETF shares	(78,932,226)	-
Class M	(443,049,275)	(105,756,621)
Investor Shares	(9,003,297)	(5,997,472)
Transaction fees—Note 6	177,515	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(101,335,675)	(8,799,794)
Total Increase (Decrease) in Net Assets	(106,540,953)	(4,325,101)
Net Assets ($):
Beginning of Period	415,246,432	419,571,533
End of Period	308,705,479	415,246,432
17

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF shares
Shares sold	600,000	-
Shares issued in connection with reorganization—Note 1	15,178,043	-
Shares redeemed	(3,160,000)	-
Net Increase (Decrease) in Shares Outstanding	12,618,043	-
Class M(d),(e)
Shares sold	1,238,586	3,658,243
Shares issued for distributions reinvested	44,513	158,645
Shares redeemed	(17,675,128)	(4,315,814)
Net Increase (Decrease) in Shares Outstanding	(16,392,029)	(498,926)
Investor Shares(d)
Shares sold	151,362	734,588
Shares issued for distributions reinvested	8,651	14,407
Shares redeemed	(717,110)	(489,260)
Net Increase (Decrease) in Shares Outstanding	(557,097)	259,735

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended August 31, 2026, 525,226 Investor Shares representing $6,583,481 were exchanged for 263,467 Class M shares and during the period ended August 31, 2025, 188,947 Class M shares representing $4,623,506 were exchanged for 376,903 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
18

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.90	24.62	23.28	23.48	27.60
Investment Operations:
Net investment income(c)	1.19	1.00	.96	.86	.80
Net realized and unrealized gain (loss) on investments	(.66 )	.32	1.34	(.16 )	(3.92)
Total from Investment Operations	.53	1.32	2.30	.70	(3.12)
Distributions:
Dividends from net investment income	(.97 )	(1.04)	(.96 )	(.90 )	(.86 )
Dividends from net realized gain on investments	-	-	-	-	(.14 )
Total Distributions	(.97 )	(1.04)	(.96 )	(.90 )	(1.00)
Transaction fees(c)	.01	-	-	-	-
Net asset value, end of period	24.47	24.90	24.62	23.28	23.48
Market value, end of period	24.52	N/A	N/A	N/A	N/A
Total Return (%)	2.16	5.51	10.12	3.06	(11.58)
Market Price Total Return (%)	2.36	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52 (d)	.60	.60	.58	.56
Ratio of net expenses to average net assets	.52 (d)	.60 (e)	.60 (e)	.58 (e)	.56
Ratio of net investment income to average net assets	4.72 (d)	4.09 (e)	4.02 (e)	3.76 (e)	3.15
Portfolio Turnover Rate	190.66 (f)	14.14	24.27	11.99	25.87
Net Assets, end of period ($ x 1,000)	308,705	408,288	415,902	416,864	564,925

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Core Plus ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek high total return consistent with preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $25.06 for Class M shares, and a total of 15,178,043 Class M shares, representing net assets of $380,417,475 (including $3,884,934 net depreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $115,542, of which $11,360 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
20

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
21

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	32,984,752	—	32,984,752
Collateralized Loan Obligations	—	13,843,278	—	13,843,278
Commercial Mortgage-Backed	—	14,043,745	—	14,043,745
Corporate Bonds and Notes	—	115,657,401	—	115,657,401
Foreign Governmental	—	14,329,575	—	14,329,575
Municipal Securities	—	124,657	—	124,657
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,182,700	—	1,182,700
U.S. Government Agencies Mortgage-Backed	—	81,020,010	—	81,020,010
U.S. Treasury Securities	—	41,931,615	—	41,931,615
Investment Companies	3,174,238	—	—	3,174,238
	3,174,238	315,117,733	—	318,291,971
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	83,592	—	83,592
Futures††	67,570	—	—	67,570
Swap Agreements††	—	127,180	—	127,180
	67,570	210,772	—	278,342
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(1,872,982)	—	(1,872,982)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(71,348)	—	(71,348)
Futures††	(265,672)	—	—	(265,672)
Swap Agreements††	—	(77,791)	—	(77,791)
	(265,672)	(2,022,121)	—	(2,287,793)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and
22

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $9,185 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	25,346,955
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,346,955)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
23

NOTES TO FINANCIAL STATEMENTS (continued)
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Backed Securities Risk: Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. The fund may also invest in non-agency mortgage-backed securities, including privately-issued mortgage pass-through securities, which generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. These mortgage-related securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities. In addition, some mortgage-related securities issued by private organizations may not be readily marketable, may be more difficult to value accurately and may be more volatile than similar securities issued by a government entity. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline. When interest rates rise, the effective duration of the fund’s mortgage-backed and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through “to-be-announced transactions” or “TBA” transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.
24

NOTES TO FINANCIAL STATEMENTS (continued)
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,259,203, accumulated capital losses $31,844,453 and unrealized depreciation $7,022,963.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $2,252,013 of short-term capital losses and $29,592,440 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $13,818,742 and $17,242,636, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available
25

NOTES TO FINANCIAL STATEMENTS (continued)
to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .40% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .20% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31, 2026, Investor Shares were charged $4,936 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
26

NOTES TO FINANCIAL STATEMENTS (continued)
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $1,173 pursuant to the custody agreement.
During the period ended August 31, 2026, the Predecessor Fund was charged $10,780 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,850 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $101,904.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended August 31, 2026, amounted to $674,637,483 and $762,038,097, respectively.
TBA Securities: During the period ended August 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
27

NOTES TO FINANCIAL STATEMENTS (continued)
At August 31, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	1,878,257	(12,038,000)
Amounts offset in the statement of financial position	-	-
Net amounts presented	1,878,257	(12,038,000)
Financial instruments subject to MSFTA (not offset)	(1,872,982)	12,015,198
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	5,275	(22,802)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at August 31, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally
28

NOTES TO FINANCIAL STATEMENTS (continued)
cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at August 31, 2026 which are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	194,750 (1),(2)	Interest Rate Risk	(343,463)(1),(2)
Foreign Exchange Risk	83,592 (3)	Foreign Exchange Risk	(71,348)(3)
Gross fair value of derivative contracts	278,342		(414,811)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, is reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	(1,204,050)	-	30,210	(1,173,840)
Foreign Exchange	4,581	108,995	-	113,576
Total	(1,199,469)	108,995	30,210	(1,060,264)
29

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	(198,102)	-	49,389	(148,713)
Foreign Exchange	-	12,244	-	12,244
Total	(198,102)	12,244	49,389	(136,469)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At August 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	67,570	(265,672)
Forward contracts	83,592	(71,348)
Swap agreements	127,180	(77,791)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	278,342	(414,811)
Derivatives not subject to Master Agreements	(194,750)	343,463
Total gross amount of assets and liabilities subject to Master Agreements	83,592	(71,348)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of August 31, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Barclays Capital, Inc.	257	(257)	-	-
Goldman Sachs & Co. LLC	81,547	(58,142)	-	23,405
Morgan Stanley & Co. LLC	1,788	(816)	-	972
Total	83,592	(59,215)	-	24,377
30

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(12,390)	257	-	(12,133)
Goldman Sachs & Co. LLC	(58,142)	58,142	-	-
Morgan Stanley & Co. LLC	(816)	816	-	-
Total	(71,348)	59,215	-	(12,133)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	50,218,217
Interest Rate Futures Short	17,927,921
Forward Contracts:
Forward Contracts Purchased in USD	4,994,002
Forward Contracts Sold in USD	4,987,488
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended August 31, 2026:
Average Notional Value ($)
Swap Agreements:
Interest Rate Swap Pays Fixed Rate	16,665,385
Interest Rate Swap Receives Fixed Rate	2,361,538
At August 31, 2026, the cost of investments for federal income tax purposes was $325,369,185; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $7,077,214, consisting of $981,176 gross unrealized appreciation and $8,058,390 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an
31

NOTES TO FINANCIAL STATEMENTS (continued)
affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had no in-kind transactions.
32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Core Plus ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Core Plus ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026
33

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2026:
For federal tax purposes the fund hereby reports 84.93% of ordinary income dividends paid during the fiscal period ended August 31, 2026 as qualifying interest related dividends.
34

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Corporate Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
35

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Corporate Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 31,427,598 shares of stock of the Predecessor Fund, which constituted 97.64% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	31,418,250	6,886	2,462
36

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $31,277.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
37

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
38

© 2026 BNY Mellon Securities Corporation
Code-4871NCSRAR0826

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Enhanced Dividend and Income ETF: BEDY
Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Enhanced Dividend and Income ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 89.0%
Automobiles & Components — 1.6%
Ford Motor Co.	152,075	2,119,925
General Motors Co.	20,837	1,798,650
		3,918,575
Banks — 9.3%
Citigroup, Inc.	23,591	3,105,046
Fifth Third Bancorp	138,474	7,445,747
JPMorgan Chase & Co.	27,255	9,703,325
SouthState Bank Corp.	21,923	2,299,504
		22,553,622
Capital Goods — 4.2%
CNH Industrial NV	249,230	2,948,391
Ferguson Enterprises, Inc.(a)	5,964	1,338,978
Honeywell International, Inc.	8,165	1,743,472
RTX Corp.	20,052	4,165,402
		10,196,243
Consumer Staples Distribution & Retail — 1.5%
Target Corp.	23,110	3,717,937
Energy — 10.1%
Devon Energy Corp.	47,615	2,309,804
Diamondback Energy, Inc.	17,261	3,460,485
ExxonMobil Holdings Corp.	21,763	3,502,755
Marathon Petroleum Corp.	5,176	1,932,304
Occidental Petroleum Corp.	70,794	4,260,383
Phillips 66	7,820	1,928,255
SLB Ltd.	118,577	7,126,478
		24,520,464
Equity Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.(b)	38,089	1,953,585
Weyerhaeuser Co.(b)	126,709	2,961,189
		4,914,774
Financial Services — 4.1%
Capital One Financial Corp.	21,744	4,664,305
Morgan Stanley	10,591	2,259,272
Voya Financial, Inc.	30,149	3,054,697
		9,978,274
Food, Beverage & Tobacco — 3.4%
Philip Morris International, Inc.	21,789	4,081,080
The Coca-Cola Company	48,606	4,309,894
		8,390,974
Health Care Equipment & Services — 5.7%
Elevance Health, Inc.	10,769	4,227,263
Medtronic PLC	18,457	1,673,127
UnitedHealth Group, Inc.	20,434	7,957,204
		13,857,594
Household & Personal Products — 3.0%
Colgate-Palmolive Co.	81,244	7,297,336
Insurance — 7.2%
American International Group, Inc.	21,816	1,665,870
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 89.0% (continued)
Insurance — 7.2% (continued)
Aon PLC, Cl. A	9,290	2,986,921
Assurant, Inc.	22,971	6,474,606
Chubb Ltd.	6,849	2,319,071
Old Republic International Corp.	100,589	4,197,579
		17,644,047
Materials — 8.1%
Corteva, Inc.	29,674	2,511,311
CRH PLC	45,221	4,263,888
Freeport-McMoRan, Inc.	26,708	2,022,864
International Paper Co.	62,894	2,385,569
Newmont Corp.	33,970	4,282,258
Packaging Corp. of America	17,866	4,179,572
		19,645,462
Media & Entertainment — 3.1%
Omnicom Group, Inc.	61,003	5,339,593
The Walt Disney Company	19,548	2,102,387
		7,441,980
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
AbbVie, Inc.	6,208	1,591,855
Agilent Technologies, Inc.	32,349	4,967,512
Bristol-Myers Squibb Co.	33,316	2,225,842
Johnson & Johnson	24,563	6,530,074
		15,315,283
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	3,590	1,645,620
Texas Instruments, Inc.	15,674	4,089,504
		5,735,124
Software & Services — 6.6%
Dolby Laboratories, Inc., Cl. A	39,604	2,438,022
International Business Machines Corp.	5,036	1,177,769
Microsoft Corp.	24,522	12,439,766
		16,055,557
Technology Hardware & Equipment — 3.8%
Cisco Systems, Inc.	60,733	6,710,389
NetApp, Inc.	13,795	2,556,076
		9,266,465
Telecommunication Services — 3.0%
AT&T, Inc.	280,421	7,260,100
Transportation — 2.7%
CSX Corp.	42,294	2,136,270
Delta Air Lines, Inc.	56,508	4,407,624
		6,543,894
Utilities — 1.0%
Constellation Energy Corp.	8,602	2,363,572
Total Equity Securities - Common Stocks (cost $191,569,659)		216,617,277

4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Structured Notes - Equity Linked Securities — 8.6%
Financial Services — 8.6%
Citigroup Global Markets Holdings, Inc., ELN, linked to CIEQUVCC Index (Guarantor: Citigroup, Inc.; Initial index level 100; Exit fee 0.15%; Gap fee 0.25%), (1 Month CIEQUVCC FLAT)(c),(d) (cost $21,141,765)	5.96	9/4/2029	22,347,000	21,008,532

	1-Day Yield (%)	Shares
Investment Companies — 10.6%
Registered Investment Companies — 10.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $25,630,101)	3.64	25,630,101	25,630,101
Total Investments (cost $238,341,525)		108.2%	263,255,910
Liabilities, Less Cash and Receivables		(8.2%)	(19,856,317)
Net Assets		100.0%	243,399,593

CIEQUVCC—Citi US Large Cap Equity Value Plus Short Call Index
ELN—Equity-Linked Note

(a)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $1,168,350 and the value of the collateral was
$1,222,264, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in real estate investment trust within the United States.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $21,008,532 or 8.6% of net assets.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 10.6%††
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 10.6%	-	95,374,772	(69,744,671)	25,630,101	127,571
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	5,565,886	33,553,751	(39,119,637)	-	69,953
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	-	12,273,550	(12,273,550)	-	1,285†††
Total - 10.6%	5,565,886	141,202,073	(121,137,858)	25,630,101	198,809

†	Includes reinvested dividends/distributions.
††
Effective December 5, 2025, due to the fund converting to an ETF, the cash vehicle was transferred from BNY Dreyfus Institutional Preferred Government
Plus Money Market Fund, Institutional Shares to BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares.

†††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $1,168,350)—Note 2(c):
Unaffiliated issuers	212,711,424	237,625,809
Affiliated issuers	25,630,101	25,630,101
Cash		89,446
Dividends, interest and securities lending income receivable		1,617,301
Receivable for shares of Beneficial Interest subscribed		647,738
Receivable for investment securities sold		327,258
Tax reclaim receivable—Note 2(b)		33,718
		265,971,371
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(c)		92,450
Payable for investment securities purchased		22,347,000
Payable to Authorized Particpants		89,446
Reorganization expense payable—Note 1		33,999
Other accrued expenses		8,883
		22,571,778
Net Assets ($)		243,399,593
Composition of Net Assets ($):
Paid-in capital		214,037,736
Total distributable earnings (loss)		29,361,857
Net Assets ($)		243,399,593
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		8,143,874
Net Asset Value Per Share ($)		29.89
Market Price Per Share ($)		29.95
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Income:
Interest (inclusive of ELN income of $8,182,909)	8,213,116
Cash dividends (net of $3,150 foreign taxes withheld at source):
Unaffiliated issuers	3,394,465
Affiliated issuers	197,524
Affiliated income net of rebates from securities lending—Note 2(c)	1,285
Total Income	11,806,390
Expenses:
Management fee—Note 4(a)	826,507
Reorganization expense—Note 1	82,688
Registration fees	68,334
Administration fee—Note 4(a)	60,334
Prospectus and shareholders’ reports	15,652
Professional fees	12,603
Shareholder servicing costs—Note 4(c)	10,500
Trustees’ fees and expenses—Note 4(d)	6,764
Chief Compliance Officer fees—Note 4(c)	5,057
Shareholder and regulatory reports service fees—Note 4(c)	3,333
Custodian fees—Note 4(c)	1,505
Distribution plan fees—Note 4(b)	714
Loan commitment fees—Note 3	200
Miscellaneous	623
Total Expenses	1,094,814
Less—reduction in expenses due to undertaking—Note 4(a)	(14,461)
Net Expenses	1,080,353
Net Investment Income	10,726,037
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	10,397,442
Net realized gain (loss) on in-kind redemptions	14,598,626
Net Realized Gain (Loss)	24,996,068
Net change in unrealized appreciation (depreciation) on investments	(5,413,558)
Net Realized and Unrealized Gain (Loss) on Investments	19,582,510
Net Increase in Net Assets Resulting from Operations	30,308,547

(a)
After the close of business on December 5, 2025, BNY Mellon Income Stock Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Enhanced Dividend and Income ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	10,726,037	2,893,253
Net realized gain (loss) on investments	24,996,068	31,307,170
Net change in unrealized appreciation (depreciation) on investments	(5,413,558)	(11,233,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,308,547	22,966,745
Distributions ($):
Distributions to shareholders:
ETF Shares	(7,039,504)	-
Class M	(19,147,169)	(27,440,427)
Investor Shares	(2,075,902)	(2,364,579)
Class A	(942,996)	(931,836)
Class C	(187,388)	(197,845)
Class I	(5,505,559)	(7,604,875)
Class Y	(224,813)	(111,044)
Total Distributions	(35,123,331)	(38,650,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF Shares	8,281,203	-
Class M	44,949,089	12,860,357
Investor Shares	625,256	3,446,759
Class A	173,207	1,893,080
Class C	50,400	108,243
Class I	779,950	11,999,738
Class Y	2,697	778,111
Net assets received in connection with reorganization—Note 1	132,452,347	-
Distributions reinvested:
Class M	9,880,520	12,002,758
Investor Shares	1,652,831	1,948,384
Class A	942,991	920,333
Class C	187,388	197,845
Class I	5,461,403	7,520,456
Class Y	222,986	108,981
Cost of shares redeemed:
ETF Shares	(49,155,017)	-
Class M	(25,879,484)	(58,418,469)
Investor Shares	(11,564,919)	(5,377,820)
Class A	(5,857,092)	(1,520,814)
Class C	(1,235,578)	(257,835)
Class I	(33,609,418)	(24,129,486)
Class Y	(1,213,244)	(495,306)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	77,147,516	(36,414,685)
Total Increase (Decrease) in Net Assets	72,332,732	(52,098,546)
Net Assets ($):
Beginning of Period	171,066,861	223,165,407
End of Period	243,399,593	171,066,861
8

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF Shares
Shares sold	4,860,000	-
Shares issued for distributions reinvested	5,053,874	-
Shares redeemed	(1,770,000)	-
Net Increase (Decrease) in Shares Outstanding	8,143,874	-
Class M(d),(e)
Shares sold	1,795,398	455,824
Shares issued for distributions reinvested	391,491	412,080
Shares redeemed	(5,971,615)	(1,926,891)
Net Increase (Decrease) in Shares Outstanding	(3,784,726)	(1,058,987)
Investor Shares(d)
Shares sold	79,640	449,299
Shares issued for distributions reinvested	258,013	265,371
Shares redeemed	(1,811,638)	(720,545)
Net Increase (Decrease) in Shares Outstanding	(1,473,985)	(5,875)
Class A(d)
Shares sold	23,083	260,608
Shares issued for distributions reinvested	152,698	129,023
Shares redeemed	(933,488)	(210,059)
Net Increase (Decrease) in Shares Outstanding	(757,707)	179,572
Class C(d)
Shares sold	6,694	14,418
Shares issued for distributions reinvested	30,756	28,059
Shares redeemed	(197,207)	(31,996)
Net Increase (Decrease) in Shares Outstanding	(159,757)	10,481
Class I(d)
Shares sold	105,872	1,629,506
Shares issued for distributions reinvested	885,477	1,056,714
Shares redeemed	(5,383,091)	(3,283,971)
Net Increase (Decrease) in Shares Outstanding	(4,391,742)	(597,751)
Class Y(d)
Shares sold	359	110,177
Shares issued for distributions reinvested	36,332	15,335
Shares redeemed	(199,451)	(63,565)
Net Increase (Decrease) in Shares Outstanding	(162,760)	61,947

(a)
The fund commenced offering ETF shares after the close of business December 5, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On November 21, 2025, the Predecessor Fund redesignated Class A, Class C, Class I, Class Y and Investor shares into Class M shares.
(c)
As of the close of business on December 5, 2025, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

9

STATEMENT OF CHANGES IN NET ASSETS (continued)
(d)
During the period ended August 31, 2026, 1,596,370 Investor Shares representing $10,087,694 were exchanged for 404,634 Class M shares, 680,900 Class A representing $4,167,107 were exchanged for 166,586 Class M shares, 162,229 Class C representing $979,865 were exchanged for 39,171 Class M shares,
4,689,602 Class I representing $28,606,573 were exchanged for 1,143,588 Class M shares and 96,808 Class Y representing $588,593 were exchanged for 23,530 Class M shares. During the period ended August 31, 2025, 64,325 Class M shares representing $2,092,009 were exchanged for 256,390 Investor
Shares.

(e)
After the close of business November 24, 2025, the Predecessor Fund Class M shares underwent a 1 for 4.1008 reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on December 5, 2025. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after December 5, 2025 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	31.17	33.63	31.99	36.25	42.48
Investment Operations:
Net investment income(c)	2.17	.49	.62	.70	.78
Net realized and unrealized gain (loss) on investments	3.55	3.44	4.88	3.24	.99
Total from Investment Operations	5.72	3.93	5.50	3.94	1.77
Distributions:
Dividends from net investment income	(1.47)	(.53 )	(.66 )	(.70 )	(.78 )
Dividends from net realized gain on investments	(5.53)	(5.86)	(3.20)	(7.50)	(7.22)
Total Distributions	(7.00)	(6.39)	(3.86)	(8.20)	(8.00)
Net asset value, end of period	29.89	31.17	33.63	31.99	36.25
Market value, end of period	29.95	N/A	N/A	N/A	N/A
Total Return (%)	23.15	13.25	19.31	12.06	4.22
Market Price Total Return (%)	23.40	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72 (d)	1.00	.90	.86	.83
Ratio of net expenses to average net assets	.71 (d),(e)	.98 (e),(f)	.90 (f)	.86 (f)	.83
Ratio of net investment income to average net assets	7.03 (d),(e)	1.58 (e),(f)	1.95 (f)	2.15 (f)	1.99
Portfolio Turnover Rate	134.24 (g)	78.49	92.12	83.54	83.04
Net Assets, end of period ($ x 1,000)	243,400	117,914	162,956	282,598	429,623

(a)
After the close of business November 24, 2025, the Predecessor Fund Class M shares underwent a 1 for 4.1008 reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business December 5, 2025. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Enhanced Dividend and Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek total return (consisting of capital appreciation and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on November 24, 2025, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a 1 for 4.1008 reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on December 5, 2025, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On November 21, 2025, the Predecessor Fund redesignated Class A, Class C, Class I, Class Y and Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on December 5, 2025, at the time of the reorganization was $26.21 for Class M shares, and a total of 5,053,874 Class M shares, representing net assets of $132,452,347 (including $23,038,012 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through December 5, 2025. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $82,688, of which $33,999 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The Nasdaq Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
12

NOTES TO FINANCIAL STATEMENTS (continued)
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, ELNs, and securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	216,617,277	—	—	216,617,277
Structured Notes - Equity Linked Securities	—	21,008,532	—	21,008,532
13

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Investment Companies	25,630,101	—	—	25,630,101
	242,247,378	21,008,532	—	263,255,910

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Income earned from ELNs is recorded as interest in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. Changes in the market value of ELNs are recorded as a net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The fund realizes a gain or loss when an ELN is sold or matures, which is recorded as net realized gain (loss) on investments in the Statement of Operations.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $45 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of
14

NOTES TO FINANCIAL STATEMENTS (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,168,350
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,168,350)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
ELN risk:The fund’s investment in an ELN involves risks related to the economic components underlying the ELN. ELNs in which the fund invests will write call options on reference securities. An ELN in which the fund invests will receive a premium from the buyer for selling the call option; however, the ELN may experience a loss if the price of the reference security appreciates above the strike price. To limit potential losses due to a reference security appreciating above the strike price, the ELN may purchase a corresponding call option on the reference security. The purchase of a call option requires the payment of a premium, regardless of whether the ELN exercises or does not exercise the call option. An ELN in which the fund may invest may also utilize futures contracts on a reference security. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the reference security. If the value of a reference security underlying a call option or futures contract moves in an unexpected manner, the fund may realize losses on its investment in an ELN, which could be significant and could include the entire principal investment. The reference securities of the futures strategy and written call options strategy in the same ELN may be the same or may differ. In either case, the ELN could incur losses on both the futures strategy and the written call options strategy. Due to the utilization of options and futures, an ELN may be sensitive to leverage risk. In addition, since ELNs are in note form, ELNs are also subject to certain fixed income securities risks, such as credit or counterparty risk. Investment in an ELN is subject to the risk that the issuer will fail to make payments when due or default completely. The value of an ELN may be adversely affected if the issuer is subject to an actual or perceived deterioration in its credit quality. Investments in ELNs are also subject to liquidity risk, meaning that ELNs may be difficult to sell and value. A lack of liquidity of an ELN may also cause the value of the ELN to decline. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the fund’s turnover rate, transaction costs and tax liability. The ELNs in which the fund invests are expected to be unlisted. The liquidity of an unlisted ELN is normally determined by the willingness of the issuer to repurchase the ELN. While the fund will seek to purchase ELNs only from issuers it believes to be willing to, and capable of, repurchase
15

NOTES TO FINANCIAL STATEMENTS (continued)
the ELN at a reasonable price, there can be no assurance the fund will be able to sell the ELN at such price or at all. This may impair the fund’s ability to enter into other transactions at a time when doing so might be advantageous.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,072,061, undistributed capital gains $4,052,047 and unrealized appreciation $22,237,749.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $8,871,807 and $12,488,978, and long-term capital gains $26,251,524 and $26,161,628, respectively.
During the period ended August 31, 2026, as a result of permanent book to tax differences, primarily due to in-kind transactions and real estate investment trusts, the fund decreased total distributable earnings (loss) by $13,865,171 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to December 5, 2025, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available
16

NOTES TO FINANCIAL STATEMENTS (continued)
to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Prior to December 5, 2025, the Predecessor Fund Adviser fee was computed at an annual rate of .65% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Predecessor Fund Adviser had contractually agreed, from September 1, 2025 through December 5, 2025, to waive receipt of its fees and/or assume the direct expenses of the Predecessor Fund so that the direct expenses of none of Class A, C, I or Y share classes (excluding Rule 12b-1 Distribution Plan Fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .90% of the value of the Predecessor Fund’s average daily net assets. To the extent that it was necessary for the Predecessor Fund Adviser to waive receipt of its management fee or reimburse the Predecessor Fund’s common expenses, the amount of the waiver or reimbursement was applied equally to each share class of the Predecessor Fund. On December 5, 2025, the Predecessor Fund Adviser terminated this expense limitation agreement. Prior to the reorganization of the fund, the reduction in expenses, pursuant to the undertaking, amounted to $14,461.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective December 5, 2025, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. Prior to December 5, 2025, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser a fee rate of .195%.
During the period prior to December 5, 2025, the Distributor retained $130 from commissions earned on sales of the Predecessor Fund’s Class A shares and $28 from CDSC fees on redemptions of the Predecessor Fund’s Class C shares.
(b) Under the Predecessor Fund’s Distribution Plans adopted pursuant to Rule 12b-1 under the Act, Class C shares paid the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one
17

NOTES TO FINANCIAL STATEMENTS (continued)
or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The imposition of the distribution fee was discontinued prior to reorganization of the Predecessor Fund into the fund. During the period ended August 31, 2026, Class C shares were charged $714 pursuant to the Service Plan.
(c) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor, Class A and Class C shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of each of its Investor, Class A and Class C shares, based on the Predecessor Fund’s average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31, 2026, Investor, Class A and Class C shares were charged $2,354, $1,178 and $238, respectively, pursuant to each of their respective Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund had an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund received interest income or was charged overdraft fees when cash balances were maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing transfer agency services for the Predecessor Fund’s Class A, Class C, Class I and Class Y shares and cash management services for the Predecessor Fund. The majority of Transfer Agent fees for the Predecessor Funds’ Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust, excluding the Predecessor Fund’s Class A, Class C, Class I and Class Y shares. During the period ended August 31, 2026, the Predecessor Fund was charged $545 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $1,505 pursuant to the custody agreement.
During the period ended August 31, 2026, the Predecessor Fund was charged $5,057 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,333 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $92,450.
(d) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
18

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2026, amounted to $203,596,239 and $221,426,209, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $241,018,161; accordingly, accumulated net unrealized appreciation on investments was $22,237,749, consisting of $29,206,359 gross unrealized appreciation and $6,968,610 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had in-kind transactions associated with creations of $113,521,934 and redemptions of $43,794,964.
19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Enhanced Dividend and Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Enhanced Dividend and Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026
20

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2026:
For federal tax purposes the fund hereby reports 33.94% of ordinary income dividends paid during the fiscal period ended August 31, 2026 as qualified dividend income and 34.90% as corporate dividends received deduction.
21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Income Stock Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on December 5, 2025 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on December 5, 2025.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through December 5, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on December 5, 2025.
22

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Income Stock Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on September 10, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on December 5, 2025, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 15,862,627 shares of stock of the Predecessor Fund, which constituted 68.27% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	15,771,948	32,464	58,215
23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $11,821.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
24

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
25

© 2026 BNY Mellon Securities Corporation
Code-4870NCSRAR0826

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Municipal Intermediate ETF: BKMI
Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Intermediate ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9%
Alabama — 2.6%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,440,925
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,311,199
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,301,184
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,224,623
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,074,285
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,368,220
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	501,312
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,037,887
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,177,839
				43,437,474
Alaska — .1%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	2,520,000	2,487,321
Arizona — 2.2%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,126,431
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	708,393
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	718,636
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	728,914
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	870,195
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	5.00	7/1/2035	880,000	914,479
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,723,273
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	953,535
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,054,536
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	891,657
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,025,694
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	10,935,000	11,741,912
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (LOC; J.P. Morgan Chase Bank NA) (Honor Health) Ser. B(b)	2.60	12/1/2048	4,700,000	4,700,000
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,911,992
				37,069,647
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,027,254
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,169,876
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Arkansas — .5% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,187,536
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	513,813
Osceola, Revenue Bonds (Plum Point Energy Associates, LLC Project)	4.88	4/1/2040	3,000,000	2,918,645
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,321,195
				9,138,319
California — 7.9%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,501,444
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.25	7/1/2043	3,250,000	3,459,289
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.25	7/1/2044	2,500,000	2,648,066
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,836,723
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(a)	5.00	10/1/2033	5,000,000	5,184,350
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,480,945
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F(a)	5.00	11/1/2032	3,000,000	3,157,643
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	10,000,000	10,614,840
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,805,489
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,754,757
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,148,715
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,379,771
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,671,269
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	314,392
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	260,801
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,376,801
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,990,050
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,157,730
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	311,968
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	221,196
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	228,890
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	240,852
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	299,539
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
California — 7.9% (continued)
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	361,281
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,411,588	5,126,853
California Municipal Finance Authority, Revenue Bonds, Refunding (Humangood – California Obligated Group) Ser. A	5.00	10/1/2040	3,840,000	3,930,121
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A	5.00	4/1/2056	2,750,000	2,733,053
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	4,933,401
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.25	5/15/2040	3,135,000	3,375,945
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,054,415
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,048,617
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	653,694
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,700,530
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2041	5,000,000	5,167,624
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,148,804
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2041	2,100,000	2,152,152
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(c)	0.00	8/1/2033	4,000,000	3,140,342
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (.67 x (3 Month TSFR + 0.26%) + 0.55%)(d)	3.24	6/1/2034	7,495,000	7,381,595
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,167,977
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.25	5/1/2045	3,000,000	3,176,907
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	1,992,910
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	528,099
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,091,550
				130,911,390
Colorado — 1.0%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	2,997,463
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,090,000	1,098,295
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,470,000	1,471,134
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. E	6.50	11/1/2055	3,000,000	3,352,177
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,151,094
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,452,135
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,048,179
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,015,258
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,370,196
				16,955,931
Connecticut — 2.4%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,291,889
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Connecticut — 2.4% (continued)
Aquarion Water Authority, Revenue Bonds, Ser. D	5.25	8/1/2037	1,750,000	1,947,215
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,461,018
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford Sustainable Energy Partners) Ser. A	5.00	8/1/2043	2,000,000	2,095,481
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,014,953
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,019,701
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,689,881
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2043	5,000,000	5,238,583
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	3,964,847
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	90,000	90,068
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,763,321
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,356,096
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,327,691
				39,260,744
District of Columbia — 1.7%
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	4,958,194
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,205,620
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,016,807
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,575,012
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,238,392
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	966,060
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	3,987,668
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,556,116
				28,503,869
Florida — 3.9%
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,004,737
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,390,830
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	8,930,148
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	7,960,886
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	8,500,000	9,060,953
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,471,723
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,218,493
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,659,927
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,098,723
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,050,734
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,194,582
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,146,327
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Florida — 3.9% (continued)
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,348,633
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,590,528
				65,127,224
Georgia — 3.7%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.25	7/1/2039	4,000,000	4,301,619
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.25	7/1/2040	3,035,000	3,226,985
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2044	1,660,000	1,762,201
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,035,554
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	820,650
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	765,521
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,117,735
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,216,350
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,057,782
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,165,767
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,631,840
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,170,806
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	10,000,000	10,466,940
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	10,813,054
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,078,380
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,255,025
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	7,831,316
				61,717,525
Hawaii — .1%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,518,105
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,294,596
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,698,492
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	583,438
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	404,105
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	276,164
				8,256,795
Illinois — 9.6%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,195,134
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,195,859
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,023,793
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,427,262
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,770,096
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,866,579
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,528,343
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Illinois — 9.6% (continued)
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,722,014
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	2,000,000	2,106,763
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,730,706
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,010,297
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,243,543
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,247,300
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	969,885
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,237,750
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	1,898,805
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2042	3,600,000	3,762,798
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2044	3,000,000	3,108,142
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,519,975
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,220,362
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,506,150
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	514,089
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,178,162
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,145,878
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,216,392
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,717,645
Illinois, GO, Refunding (Insured; Assured Guaranty Corp.)	4.00	2/1/2030	7,250,000	7,277,664
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	15,805,756
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,130,545
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	887,493
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	946,421
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	992,114
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	715,266
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	746,903
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	782,956
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,002,689
Illinois Finance Authority, Revenue Bonds, Refunding (UChicago Medicine) Ser. A1(a)	5.00	8/15/2030	4,000,000	4,255,030
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. H	6.25	10/1/2056	7,500,000	8,433,279
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,255,156
Maine Township High School District No. 207, GO	3.00	12/1/2032	1,650,000	1,582,371
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,200,000	7,668,328
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,170,649
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,106,521
Village of Westmont, GO	5.00	12/1/2042	1,990,000	2,081,832
Village of Westmont, GO	5.00	12/1/2043	2,195,000	2,276,458
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Illinois — 9.6% (continued)
Village of Westmont, GO	5.00	12/1/2044	1,750,000	1,806,491
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,275,928
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,009,944
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,443,010
				159,716,526
Indiana — 2.6%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,656,610
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,044,321
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,085,319
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	751,888
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	794,513
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,689,313
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,331,158
Indiana Finance Authority, Revenue Bonds, Refunding (Franciscan Alliance, Inc. Obligated Group) Ser. A	5.00	11/1/2041	5,000,000	5,242,348
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health) Ser. D4(a)	5.00	10/1/2035	6,000,000	6,546,847
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,048,737
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2037	1,000,000	1,086,162
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2038	1,650,000	1,771,242
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,077,751
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,111,908
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	731,564
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,546,236
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,535,883
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,059,856
				43,111,656
Iowa — .2%
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	2,500,000	2,616,718
Kentucky — 1.9%
Carroll County, Revenue Bonds (Kentucky Utilities Company Project) Ser. A	4.25	10/1/2034	1,515,000	1,507,977
Kentucky Municipal Power Agency, Revenue Bonds, Refunding (Prairie State Project) (Insured; Assured Guaranty Corp.) Ser. B	5.00	9/1/2041	2,065,000	2,162,863
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,420,000	2,534,398
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	3,917,316
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,329,277
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	5,000,000	5,255,374
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	5,000,000	5,188,077
				30,895,282
9

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Louisiana — .7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,798,176
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,450,436
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,546,507
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,060,972
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,042,251
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,281,554
				11,179,896
Maine — .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	3,000,000	3,283,826
Maryland — 1.4%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,963,933
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	895,000	897,005
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	942,225
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,469,542
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,478,401
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,675,602
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,247,873
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	734,312
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	3,963,746
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(a)	5.00	8/15/2036	5,000,000	5,418,498
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,050,000	1,102,785
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	1,300,000	1,352,435
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	945,000	962,646
				23,209,003
Massachusetts — 2.7%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	7,750,617
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U2(b)	2.90	3/1/2048	5,900,000	5,900,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,000,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/15/2036	3,000,000	3,141,678
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2042	8,500,000	8,956,267
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. R	5.00	12/1/2043	1,440,000	1,513,893
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. R	5.00	12/1/2044	1,000,000	1,048,020
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,056,328
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,368,178
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Massachusetts — 2.7% (continued)
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	3.05	12/1/2037	5,000,000	5,000,000
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2043	2,500,000	2,646,679
				45,381,930
Michigan — 1.3%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,574,742
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,804,579
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,467,512
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Henry Ford Health) Ser. A1	5.00	11/15/2037	1,500,000	1,623,853
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,380,053
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,029,064
				21,879,803
Minnesota — 1.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,290,244
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,218,286
Minnesota Health & Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	3,943,297
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	45,000	45,068
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,082,750
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,076,695
				17,656,340
Missouri — 1.1%
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,501,372
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,303,540
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,507,778
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,000,736
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	5,000,000	5,463,073
				17,776,499
Montana — .0%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	240,000	239,754
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2027	500,000	509,307
				749,061
Nebraska — 1.0%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,185,638
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	1,945,000	2,038,455
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,189,022
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,003,712
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,410,735
Omaha Airport Authority, Revenue Bonds, Ser. A	5.25	12/15/2044	2,350,000	2,472,490
Omaha Airport Authority, Revenue Bonds, Ser. A	5.25	12/15/2046	1,200,000	1,250,656
				16,550,708
Nevada — 1.7%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,519,179
11

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Nevada — 1.7% (continued)
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,355,407
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,662,649
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	720,000	723,376
Reno-Tahoe Airport Authority, Revenue Bonds, Ser. A	5.25	7/1/2039	2,500,000	2,668,409
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,015,973
				28,944,993
New Jersey — 3.3%
Casino Reinvestment Development Authority, Inc., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,099,378
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,071,314
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,482,986
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,479,145
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,638,508
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,536,554
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,741,664
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,348,447
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,106,209
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	979,674
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,009,942
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,857,469
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,813,829
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	540,000	543,813
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,251,734
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,291,017
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,230,924
				54,482,607
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,300,000	1,275,506
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,016,441
				4,291,947
New York — 10.9%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	5,500,000	5,787,921
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	5,000,000	5,014,272
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	10,823,517
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2034	6,035,000	6,714,997
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,039,208
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,610,527
12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
New York — 10.9% (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	4,990,000	4,949,166
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,164,693
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,403,118
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	10,758,980
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,246,817
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	2,655,000	2,655,666
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,225,000	3,339,119
New York City Transitional Finance Authority, Revenue Bonds, Ser. I	5.00	11/1/2040	3,070,000	3,261,114
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2039	7,700,000	8,280,103
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2045	2,690,000	2,777,512
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,000,000	5,108,974
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	15,422,316
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,505,521
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,577,384
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	3,984,744
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2035	10,000,000	11,047,544
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	1,918,822
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	4,875,525
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,227,904
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,226,472
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,071
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,463,877
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,151,775
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	608,715
The Trust for Cultural Resources of The City of New York, Revenue Bonds (Lincoln Center For The Performing Arts, Inc.) Ser. A	5.00	12/1/2035	3,000,000	3,335,883
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,140,353
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	4,996,191
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(c)	0.00	11/15/2029	10,000,000	9,042,772
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,717,326
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,104,444
				181,283,343
Ohio — 1.5%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,479,393
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,272,017
13

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Ohio — 1.5% (continued)
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	669,990
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	522,262
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,418,426
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,388,628
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,672,815
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	295,000	295,331
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	420,000	420,198
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	3,030,000	3,034,077
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,558,513
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,305,726
				25,037,376
Oklahoma — .8%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,967,661
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,096,086
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,417,953
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,757,899
				13,239,599
Oregon — 1.7%
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	5,890,906
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,063,792
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,643,370
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,161,090
				28,759,158
Pennsylvania — 5.9%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,053,119
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,062,702
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	954,604
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	4,000,000	3,995,006
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2038	3,400,000	3,339,336
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,270,449
Lehigh County, Revenue Bonds, Refunding (Kentucky Utilities Company Project) Ser. A	5.00	8/15/2036	5,000,000	5,429,161
Pennsylvania, GO	3.00	5/15/2034	5,280,000	4,994,850
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,786,853
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,014,154
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,663,364
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,190,916
14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Pennsylvania — 5.9% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,367,988
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.95	10/1/2038	6,645,000	6,815,749
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,959,000
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,626,726
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	180,000	179,975
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,153,484
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,562,571
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,039,982
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,053,788
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2033	5,125,000	5,516,762
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2036	5,775,000	6,159,423
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2039	8,320,000	8,828,102
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,047,712
				99,065,776
Rhode Island — 1.1%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,044,944
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,371,586
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,586,432
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2042	4,750,000	4,916,725
Rhode Island Health and Educational Building Corp., Revenue Bonds (Central Falls Public School Projects)	5.00	5/15/2041	1,595,000	1,661,041
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,085,000	1,088,904
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	3,770,000	3,715,587
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	562,781
				17,948,000
South Carolina — .8%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	6.00	1/1/2033	965,000	1,108,301
South Carolina Housing Finance & Development Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	6.00	1/1/2034	1,445,000	1,678,560
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,310,019
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,699,672
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,693,518
				13,490,070
Tennessee — 1.4%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(b)	2.68	7/1/2031	1,240,000	1,240,000
15

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Tennessee — 1.4% (continued)
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,602,544
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,923,859
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,130,754
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	285,000	284,774
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	385,000	386,115
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	800,000	856,101
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2043	2,750,000	2,895,668
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,049,942
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,149,231
Williamson County, GO	3.10	4/1/2035	2,185,000	2,062,901
				23,581,889
Texas — 12.9%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,534,980
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,333,421
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2039	3,500,000	3,642,514
Brazos Higher Education Authority, Inc., Revenue Bonds, Ser. 1A	5.00	4/1/2035	3,775,000	4,038,711
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,063,274
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	10,782,670
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,106,753
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2039	5,150,000	5,431,485
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,372,957
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,221,295
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,975,714
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	964,866
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,899,945
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	8/15/2038	1,000,000	951,091
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	483,527
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	912,176
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,455,000	4,100,802
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	3,903,496
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	5,196,245
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,083,855
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	5,856,791
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,641,194
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,449,863
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,712,617
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	102,696
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	258,625
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	519,998
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,028,328
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	311,915
16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Texas — 12.9% (continued)
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	517,849
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,368,239
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,057,936
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,002,175
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	9/1/2044	2,400,000	2,493,398
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,140,944
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Corp.)	5.00	5/15/2041	3,710,000	3,880,927
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2032	6,250,000	6,720,832
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,719,091
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2039	1,940,000	2,054,320
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,171,515
San Antonio, Revenue Bonds, Refunding	5.25	7/1/2045	2,250,000	2,340,919
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,048,587
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,075,614
State of Texas, GO, Refunding	5.00	10/1/2041	10,000,000	10,661,750
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. G(a)	5.00	5/1/2033	7,000,000	7,580,259
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Health Resources System) Ser. C(a)	5.00	11/15/2032	10,000,000	10,820,733
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. C2(a)	5.00	11/15/2035	4,000,000	4,372,028
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. E	5.00	11/15/2040	4,500,000	4,746,718
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	8,535,282
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	1/1/2036	7,500,000	7,799,804
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,820,413
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,215,302
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,490,060
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,483,344
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,308,642
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,223,532
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	1,927,624
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	5,892,198
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	9,977,137
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,755,534
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,434,757
17

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Texas — 12.9% (continued)
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,492,449
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,564,502
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,621,976
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,736,718
				214,934,912
U.S. Related — .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	101,526
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	102,762
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	259,051
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	140,688
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	209,524
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	211,149
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	103,679
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	236,493
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,004,606
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,003,982
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,060,841
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2032	1,000,000	1,068,955
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2033	1,000,000	1,075,374
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2034	1,000,000	1,079,940
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2040	1,110,000	1,162,122
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2041	1,060,000	1,098,930
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	1,000,000	1,037,322
Puerto Rico, GO, Ser. A(c)	0.00	7/1/2033	25,549	18,671
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,784
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,587
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	14,856
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	19,342
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	19,241
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	10,927	11,106
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	22,649
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	22,598
Puerto Rico, Notes, Ser. CW(b)	2.63	11/1/2043	106,422	75,958
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(f)	5.25	7/1/2018	2,500,000	1,850,000
				15,048,736
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,106,044
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,106,308
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	3,973,358
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,540,344
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,030,369
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,434,529
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2045	3,180,000	3,233,148
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2029	200,000	210,492
18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Utah — 1.0% (continued)
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2030	215,000	229,004
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2031	235,000	252,608
				17,116,204
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,009,149
Washington — 3.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,065,367
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2040	1,040,000	1,052,055
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2042	1,215,000	1,239,012
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2036	1,600,000	1,737,523
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2037	1,200,000	1,293,880
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,336,447
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	2,966,723
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,871,198
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	12,533,596
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,377,825
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	2,360,000	2,576,326
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,173,046
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,576,167
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	398,971
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	399,715
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	506,277
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	522,175
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	836,397
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	526,351
				51,989,051
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. B(a)	5.00	6/1/2033	3,250,000	3,474,497
Wisconsin — 1.4%
Public Finance Authority, Revenue Bonds (Wake Forest University Office Building Project)	5.00	7/1/2035	10,000,000	10,928,826
19

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.9% (continued)
Wisconsin — 1.4% (continued)
Wisconsin Center District, Revenue Bonds, Refunding	5.00	12/15/2033	7,050,000	7,797,536
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,017,624
				22,743,986
Total Investments (cost $1,698,047,210)			99.9%	1,663,832,885
Cash and Receivables (Net)			.1%	1,309,246
Net Assets			100.0%	1,665,142,131

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $19,726,523 or 1.2% of net assets.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $1,850,000, which represented .1% of net assets.

See notes to financial statements.
20

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,698,047,210	1,663,832,885
Cash		1,299,844
Interest receivable		19,140,902
		1,684,273,631
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		497,049
Payable for investment securities purchased		18,613,283
Reorganization expense payable—Note 1		11,000
Other accrued expenses		10,168
		19,131,500
Net Assets ($)		1,665,142,131
Composition of Net Assets ($):
Paid-in capital		1,755,198,721
Total distributable earnings (loss)		(90,056,590)
Net Assets ($)		1,665,142,131
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		64,325,810
Net Asset Value Per Share ($)		25.89
Market Price Per Share ($)		25.88
See notes to financial statements.
21

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Interest Income	57,564,610
Expenses:
Management fee—Note 4(a)	6,122,578
Administration fee—Note 4(a)	928,150
Reorganization expense—Note 1	131,510
Trustees’ fees and expenses—Note 4(c)	107,892
Professional fees	60,412
Registration fees	42,155
Shareholder servicing costs—Note 4(b)	40,781
Prospectus and shareholders’ reports	23,648
Chief Compliance Officer fees—Note 4(b)	10,780
Loan commitment fees—Note 3	9,348
Custodian fees—Note 4(b)	8,689
Shareholder and regulatory reports service fees—Note 4(b)	3,850
Miscellaneous	30,038
Total Expenses	7,519,831
Less—reduction in fees due to earnings credits—Note 4(b)	(8,689)
Net Expenses	7,511,142
Net Investment Income	50,053,468
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	8,935,666
Net realized gain (loss) on futures	(65,728)
Net Realized Gain (Loss)	8,869,938
Net change in unrealized appreciation (depreciation) on investments	(6,887,401)
Net change in unrealized appreciation (depreciation) on futures	13,444
Net Change in Unrealized Appreciation (Depreciation)	(6,873,957)
Net Realized and Unrealized Gain (Loss) on Investments	1,995,981
Net Increase in Net Assets Resulting from Operations	52,049,449

(a)
After the close of business on January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (the “Predecessor Fund”) was reorganized into BNY
Mellon Municipal Intermediate ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	50,053,468	49,554,085
Net realized gain (loss) on investments	8,869,938	(7,061,233)
Net change in unrealized appreciation (depreciation) on investments	(6,873,957)	(12,386,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,049,449	30,106,585
Distributions ($):
Distributions to shareholders:
ETF shares	(26,853,004)	-
Class M	(18,024,019)	(47,465,746)
Investor Shares	(555,156)	(1,693,268)
Total Distributions	(45,432,179)	(49,159,014)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	6,375,771	-
Class M	145,440,652	527,023,967
Investor Shares	15,665,636	44,657,205
Net assets received in connection with reorganization—Note 1	1,778,305,856	-
Distributions reinvested:
Class M	1,560,240	4,438,122
Investor Shares	315,261	1,291,982
Cost of shares redeemed:
ETF shares	(79,946,822)	-
Class M	(1,890,681,033)	(578,457,075)
Investor Shares	(78,606,383)	(47,192,518)
Transaction fees—Note 6	119,885	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(101,450,937)	(48,238,317)
Total Increase (Decrease) in Net Assets	(94,833,667)	(67,290,746)
Net Assets ($):
Beginning of Period	1,759,975,798	1,827,266,544
End of Period	1,665,142,131	1,759,975,798
23

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF shares
Shares sold	240,000	-
Shares issued in connection with reorganization—Note 1	67,125,811	-
Shares redeemed	(3,040,001)	-
Net Increase (Decrease) in Shares Outstanding	64,325,810	-
Class M(d),(e)
Shares sold	5,541,079	20,555,101
Shares issued for distributions reinvested	59,298	171,928
Shares redeemed	(71,413,347)	(22,456,278)
Net Increase (Decrease) in Shares Outstanding	(65,812,970)	(1,729,249)
Investor Shares(d)
Shares sold	1,195,188	3,456,610
Shares issued for distributions reinvested	24,007	100,196
Shares redeemed	(5,979,840)	(3,664,127)
Net Increase (Decrease) in Shares Outstanding	(4,760,645)	(107,321)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended August 31, 2026, 3,629,179 Investor Shares representing $47,771,230 were exchanged for 1,817,876 Class M shares and during the period ended August 31, 2025, 1,681,396 Class M shares representing $43,503,988 were exchanged for 3,366,900 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
24

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	25.80	26.12	25.40	25.50	28.46
Investment Operations:
Net investment income(c)	.76	.74	.70	.64	.54
Net realized and unrealized gain (loss) on investments	.01	(.32 )	.72	(.10 )	(2.82)
Total from Investment Operations	.77	.42	1.42	.54	(2.28)
Distributions:
Dividends from net investment income	(.68 )	(.74 )	(.70 )	(.64 )	(.54 )
Dividends from net realized gain on investments	-	-	-	-	(.14 )
Total Distributions	(.68 )	(.74 )	(.70 )	(.64 )	(.68 )
Transaction fees(c)	.00 (d)	-	-	-	-
Net asset value, end of period	25.89	25.80	26.12	25.40	25.50
Market value, end of period	25.88	N/A	N/A	N/A	N/A
Total Return (%)	2.90	1.71	5.63	2.13	(8.14)
Market Price Total Return (%)	2.86	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.43	.53	.53	.52	.50
Ratio of net expenses to average net assets	.43 (e)	.53 (e)	.52 (e)	.52 (e)	.50
Ratio of net investment income to average net assets	2.86 (e)	2.88 (e)	2.70 (e)	2.51 (e)	1.99
Portfolio Turnover Rate	37.28 (f)	66.38	66.66	80.75	65.37
Net Assets, end of period ($ x 1,000)	1,665,142	1,698,618	1,763,782	1,861,356	2,163,888

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
25

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Municipal Intermediate ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $26.49 for Class M shares, and a total of 67,125,811 Class M shares, representing net assets of $1,778,305,856 (including $19,200,193 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $131,510, of which $11,000 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The Nasdaq Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
26

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,663,832,885	—	1,663,832,885
	—	1,663,832,885	—	1,663,832,885

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or
27

NOTES TO FINANCIAL STATEMENTS (continued)
sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of
28

NOTES TO FINANCIAL STATEMENTS (continued)
a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $5,626,422, accumulated capital losses $63,192,174 and unrealized depreciation $32,490,838.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $26,238,703 of short-term capital losses and $36,953,471 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $45,413,739 and $48,839,824, and ordinary income $18,440 and $319,190, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
29

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .35% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31,
30

NOTES TO FINANCIAL STATEMENTS (continued)
2026, Investor Shares were charged $40,723 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $8,689 pursuant to the custody agreement. These fees were offset by earnings credits of $8,689.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended August 31, 2026, the Predecessor Fund was charged $58 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the Predecessor Fund was charged $10,780 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,850 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $497,049.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended August 31, 2026, amounted to $647,863,236 and $718,518,859, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. As of August 31, 2026, there were no futures outstanding.
31

NOTES TO FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(65,728)	(65,728)
Total	(65,728)	(65,728)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	13,444	13,444
Total	13,444	13,444

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	1,974,175
At August 31, 2026, the cost of investments for federal income tax purposes was $1,696,323,723; accordingly, accumulated net unrealized depreciation on investments was $32,490,838, consisting of $12,124,156 gross unrealized appreciation and $44,614,994 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had no in-kind transactions.
32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Municipal Intermediate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Municipal Intermediate ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026
33

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $18,440 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.
34

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon National Intermediate Municipal Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
35

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon National Intermediate Municipal Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 125,746,789 shares of stock of the Predecessor Fund, which constituted 92.26% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	125,706,919	1,544	38,326
36

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $118,672.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
37

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
38

© 2026 BNY Mellon Securities Corporation
Code-4874NCSRAR0826

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Municipal Opportunities ETF: BMOP
Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Opportunities ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — .2%
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a) (cost $5,000,000)	3.80	12/31/2057	5,000,000	3,437,781
Long-Term Municipal Investments — 100.8%
Alabama — 3.6%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,044,871
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	10,000,000	10,374,405
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	10/1/2052	10,000,000	10,078,800
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,449,246
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,021,893
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,280,835
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,780,283
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C1	5.00	11/1/2033	6,000,000	6,276,209
UAB Medicine Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	9/1/2039	2,000,000	2,105,375
UAB Medicine Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	9/1/2040	2,795,000	2,918,184
UAB Medicine Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	9/1/2041	2,850,000	2,959,231
				62,289,332
Arizona — 2.9%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	916,108
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,242,132
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	1,989,676
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,189,946
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,280,568
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,476,199
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,517,109
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,726,732
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,585,871
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	622,709
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,398,909
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	2,800,960
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	393,961
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	632,293
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	864,874

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Arizona — 2.9% (continued)
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,860,771
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,237,705
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	422,824
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,723,273
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,446,928
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,638,581
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group)	3.00	1/1/2049	3,000,000	2,159,036
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,327,610
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,013,099
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	1,766,174
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,197,665
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2055	4,000,000	4,030,938
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2060	1,000,000	1,004,693
				50,467,344
Arkansas — 1.3%
Arkansas Development Finance Authority, Revenue Bonds (Hybar Steel Project) Ser. A(a)	7.00	7/1/2048	2,500,000	2,770,586
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,137,684
Arkansas Development Finance Authority, Revenue Bonds (U. S. Steel Corp.) Ser. B(a),(b)	4.25	3/3/2036	3,000,000	2,954,704
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,106,092
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,508,528
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,523,340
University of Arkansas, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,223,065
				22,223,999
California — 15.9%
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,281,856
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. A1(b)	5.00	2/1/2036	6,700,000	7,053,769
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(b)	5.00	10/1/2033	5,000,000	5,184,350
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,012,091
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	13,000,000	13,799,292
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,297,431

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
California — 15.9% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,377,277
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,671,269
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,258,541
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,758,572
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,049,254
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,007,251
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a),(c)	5.00	2/1/2050	1,099,796	20,896
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,559,596
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,028,327
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,000,861
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,426,912
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,777,159
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	4,725,000	4,483,342
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,520,346
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,504,267
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	998,104
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Brightline West Passenger Rail) Ser. B(a),(b)	12.00	11/2/2026	10,560,000	6,705,600
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	600,315
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,668,418
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,063,839
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,038,639
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,004,754
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,306,250
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,648,700
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,302,091
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,007,549
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,279,249
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,468,374
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,843,331
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,383,342

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
California — 15.9% (continued)
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,437,133
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,196,327
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,097,933
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.25	9/1/2055	500,000	497,188
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	1,550,000	1,640,322
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	3,015,409
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,655,533	5,357,963
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,025,423
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,000,928
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,232,710
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	224,960
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	283,201
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	438,778
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	584,848
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,732,140
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,001,906
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,553,512
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	592,020
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	842,226
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	256,371
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	972,556
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	980,794
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a),(d)	5.00	6/1/2027	800,000	812,762
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	648,436
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(a)	6.13	9/2/2048	1,880,000	1,916,101
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,520,207
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,000,805
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,525,000	1,402,107

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
California — 15.9% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,489,772
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,000,481
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,018,660
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	642,952
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	2,905,000	2,573,143
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,375,084
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	3.06	1/15/2043	1,000,000	740,551
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	5,869,817
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,292,726
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,013,850
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,056,941
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	3,255,000	2,821,898
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,457,136
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,083,683
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(e)	0.00	6/1/2066	10,000,000	935,538
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(e)	0.00	2/1/2033	4,380,000	3,537,960
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,004,899
Lompoc Unified School District, GO, Ser. A	5.25	8/1/2054	2,000,000	2,100,670
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	10,728,894
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2049	740,000	756,049
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2052	1,000,000	1,014,304
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,523,762
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2055	1,000,000	1,011,458
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (0.67*(3 Month TSFR +0.26%)+0.72%)(f)	3.39	7/1/2027	120,000	119,611
Oroville, Revenue Bonds (Oroville Hospital)(c)	5.25	4/1/2039	1,750,000	1,242,500
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	1,000,131
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,799,933
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,162,881
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,572,716
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2030	3,020,000	2,681,302
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2031	5,330,000	4,573,778
Southern California Public Power Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. A	5.00	11/1/2033	2,500,000	2,631,423
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- Recourse, Underlying Coupon Rate 5.50%(a),(g),(h)	12.82	5/15/2047	8,010,000	8,305,677
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a),(d)	5.00	10/1/2028	1,000,000	1,049,674

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
California — 15.9% (continued)
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	500,073
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	793,577
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	982,441
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	160,000	154,080
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	904,340
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,001,801
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	993,820
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,105,036
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	442,650
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	378,062
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	434,263
				277,536,277
Colorado — 1.6%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(d)	5.00	3/1/2028	1,720,000	1,780,638
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,561,541
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,689,480
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	1,882,173
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	2,876,388
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,523,492
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,793,747
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,775,985
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,105,000	2,106,314
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	900,449
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	873,365
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,005,020
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	989,363
Vail Home Partners Corp., Revenue Bonds(a)	5.88	10/1/2055	1,000,000	1,019,215
				27,777,170
Connecticut — .4%
Aquarion Water Authority, Revenue Bonds (Insured; Build America Mutual) Ser. D	5.25	8/1/2042	1,220,000	1,317,542
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,850,000	5,138,413
				6,455,955
District of Columbia — 1.6%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,574,154
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,174,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
District of Columbia — 1.6% (continued)
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,080,465
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,137,213
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,140,751
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.)(e)	0.00	10/1/2036	6,275,000	4,149,882
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,242,175
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	7,819,087
				28,318,567
Florida — 3.7%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,064,551
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,162,275
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(c)	5.00	7/1/2048	750,000	181,275
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(c)	5.00	7/1/2053	250,000	9,500
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	1,970,178
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,445,501
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,617,450
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,463,893
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	430,000	428,891
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	507,329
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	498,300
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,650,216
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,088,480
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,143,629
Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,775,000	2,307,491
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,371,481
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	5.50	6/15/2040	3,280,000	3,312,584
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	6.00	6/15/2045	2,750,000	2,816,376
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.50	11/1/2037	3,000,000	3,177,651
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,761,014
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,003,210
Miami-Dade County Educational Facilities Authority, Revenue Bonds (University Of Miami Issue)	5.00	4/1/2044	2,500,000	2,585,468

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Florida — 3.7% (continued)
Miami-Dade County Educational Facilities Authority, Revenue Bonds (University Of Miami Issue)	5.00	4/1/2045	2,000,000	2,060,955
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,054,876
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,008,561
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,269,461
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,104,320
Orlando Utilities Commission, Revenue Bonds, Ser. B2(h)	3.05	10/1/2056	1,000,000	1,000,000
Palm Beach County, Revenue Bonds, Ser. A(a)	5.75	10/1/2055	1,500,000	1,535,139
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,671,750
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2041	1,000,000	485,273
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2042	1,000,000	458,987
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2045	1,850,000	711,841
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2049	1,800,000	528,920
				65,456,826
Georgia — 2.8%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	247,818
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	277,647
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	361,745
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,045,983
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,018,272
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,057,163
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,814,333
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,765,510
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	878,140
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,706,926
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,500,486
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,170,806
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,442,350
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,195,951
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,056,010
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,311,095
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,500,828
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,269,116
				49,620,179
Idaho — .8%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,794,512

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Idaho — .8% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,158,982
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,145,182
				14,098,676
Illinois — 6.1%
Chicago, GO, Ser. A	5.50	1/1/2049	1,215,000	1,185,274
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	933,718
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,511,850
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,175,638
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	748,488
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	604,143
Chicago Board of Education, GO, Refunding, Ser. B	6.00	12/1/2043	6,500,000	6,633,299
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	7,728,583
Chicago Board of Education, GO, Refunding, Ser. C	5.50	12/1/2045	5,000,000	4,860,996
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,115,000	1,099,197
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,515,552
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,063,017
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,633,433
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2046	1,100,000	1,129,283
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,204,530
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,328,836
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,196,213
Illinois, GO	5.50	5/1/2030	2,500,000	2,617,419
Illinois, GO	5.50	5/1/2039	2,500,000	2,615,449
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,517,829
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,517,209
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,110,309
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,046,709
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,032,574
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,059,549
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,022,653
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,546,203
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,030,938
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,272,538
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,242,767
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,018,626
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,430,101
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,005,760
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	529,670
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,056,174
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	947,039
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	786,497

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Illinois — 6.1% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,245,680
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,072,705
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2040	10,000,000	5,186,326
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,731,335
				106,194,109
Indiana — 1.6%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,255,386
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	334,819
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	429,173
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	763,616
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	839,331
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,145,107
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,543,080
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,090,428
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(b)	5.00	10/1/2029	5,000,000	5,247,175
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D2(b)	5.00	10/1/2031	5,000,000	5,349,705
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,060,282
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,137,629
				27,195,731
Iowa — .4%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,216,510
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	905,000	870,979
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	2,500,000	2,616,718
				7,704,207
Kentucky — .8%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,659,966
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,164,639
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,255,375
Louisville/Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Norton Healthcare, Inc.) Ser. A	5.00	10/1/2038	2,000,000	2,136,448
				14,216,428
Louisiana — 1.2%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,195,596
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,192,222
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	8,791,816
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Corp.)	3.00	6/1/2050	1,000,000	689,103

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Louisiana — 1.2% (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(d)	4.00	4/1/2030	240,000	247,299
Parish of St. James, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,378,113
				21,494,149
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,415,952
Maryland — .7%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	201,633
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	750,775
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(b)	5.00	8/15/2036	10,000,000	10,836,997
				11,789,405
Massachusetts — 5.4%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	714,069
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	706,904
Massachusetts, GO	5.00	7/1/2045	5,000,000	5,150,613
Massachusetts, GO, Ser. A	5.00	1/1/2041	4,750,000	5,024,664
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,299,984
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	75,827
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,030,328
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	11,683,054
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,500,503
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(a)	5.38	7/1/2061	4,100,000	3,909,987
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(a)	5.50	7/1/2066	4,500,000	4,337,095
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. C(a)	6.13	7/1/2066	1,000,000	968,615
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	1,873,371
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	1,095,000	1,019,461
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Dana-Farber Cancer Institute) Ser. Q	5.50	12/1/2051	6,670,000	7,014,283
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,000,191
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	1,650,000	1,555,438
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,424,022
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	1,986,469
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	863,277
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.25	7/1/2055	5,000,000	4,711,114
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Corp.) Ser. C	4.00	10/1/2045	500,000	445,969

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Massachusetts — 5.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,508,224
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,007,599
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2043	2,500,000	2,646,679
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,136,943
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,630,096
				94,224,779
Michigan — 1.2%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(c)	4.61	6/15/2015	5,340,083	5,760,615
Detroit, GO	5.00	4/1/2028	900,000	923,661
Detroit, GO	5.00	4/1/2029	1,000,000	1,024,627
Detroit, GO	5.00	4/1/2030	700,000	716,110
Detroit, GO	5.00	4/1/2031	1,000,000	1,022,024
Detroit, GO	5.00	4/1/2032	850,000	868,223
Detroit, GO	5.00	4/1/2033	1,150,000	1,173,290
Detroit, GO	5.00	4/1/2034	1,000,000	1,019,679
Detroit, GO	5.00	4/1/2035	1,660,000	1,689,647
Detroit, GO	5.00	4/1/2036	1,200,000	1,219,355
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,492,640
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,000,000	1,948,807
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Henry Ford Health) Ser. A1	5.00	11/15/2037	2,000,000	2,165,137
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(e)	0.00	6/1/2058	30,000,000	493,104
				21,516,919
Minnesota — .5%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,254,091
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	4,803,608
				8,057,699
Mississippi — .1%
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Corp.)	6.88	12/1/2040	1,625,000	1,674,709
Missouri — .6%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,918,702
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,102,348
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.25	4/1/2055	5,000,000	4,445,516
				10,466,566
Nebraska — .6%
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	9.91	2/1/2042	10,000,000	10,095,915
Nevada — .2%
Nevada Department of Business & Industry, Revenue Bonds, Refunding (Brightline West Passenger Rail)(a),(b)	12.00	1/1/2065	6,580,000	4,178,300
New Hampshire — .5%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,516,555
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(b)	4.42	4/1/2036	5,988,538	5,884,485
				8,401,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
New Jersey — 1.8%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.38	1/1/2035	2,500,000	2,627,087
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.63	1/1/2045	2,000,000	2,073,702
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,342,593
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,504,310
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2031	5,000,000	5,417,218
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2035	5,000,000	5,556,234
New Jersey Transportation Trust Fund Authority, Revenue Bonds(d)	5.50	12/15/2032	1,000,000	1,144,796
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,090,193
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,041,445
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,253,273
				32,050,851
New York — 12.3%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	367,892
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	898,234
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,370,429
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	2,500,000	2,550,944
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. A	5.50	6/15/2046	4,000,000	3,900,493
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,133,350
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	499,991
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	676,458
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	894,743
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	450,653
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	532,773
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	332,263
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	3,500,000	3,514,482
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(a)	7.00	12/15/2065	7,300,000	7,314,109
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	227,949
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,076,340
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,504,481
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,751,491
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	5,000,000	5,045,937
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,015,889

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
New York — 12.3% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	692,282
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	6,000,000	6,494,110
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	4,891,816
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	2,320,000	2,167,328
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	1,717,861
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,429,332
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,166,005
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	956,839
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,644,249
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,462,315
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,793,959
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	3.00	3/1/2036	2,430,000	2,229,376
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,000,000	3,106,157
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.50	5/1/2050	4,500,000	4,745,155
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2046	2,000,000	2,050,319
New York City Transitional Finance Authority, Revenue Bonds, Ser. I	5.00	11/1/2045	3,000,000	3,103,665
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,476,962
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	3,887,884
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,767,444
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,695,455
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,027,100
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,596,251
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,544,302
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,076,449
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2038	2,805,000	2,905,654
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2039	4,000,000	4,114,237
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,335,000	5,435,225
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2042	3,000,000	3,048,559
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.25	6/30/2049	5,000,000	4,988,854
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	5,000,000	5,037,432
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds)	6.00	6/30/2059	4,000,000	4,184,678
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds) (John F. Kennedy International Airport New Terminal One Project)	6.00	6/30/2055	2,500,000	2,617,582

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
New York — 12.3% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	959,797
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,831,464
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2035	400,000	413,766
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2037	700,000	717,415
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,561,759
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,000,000	3,455,338
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,219,712
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,789,527
Tender Option Bond Trust Receipts (Series 2025-XL0601), (New York Dorm Authority, Personal Income Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	9.56	3/15/2049	21,175,000	21,506,560
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,087,716
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	5,500,000	5,640,458
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,064,379
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,097,304
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,189,207
				214,648,139
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,750,778
Ohio — 1.6%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,451,549
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,600,168
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,503,449
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	495,399
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,324,753
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,220,302
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2035	3,000,000	3,002,432
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2039	2,000,000	2,000,316
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,542,855
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	165,000	154,981
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,434,658
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,169,758

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Ohio — 1.6% (continued)
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	3,942,057
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	845,258
				28,687,935
Oklahoma — 1.5%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	6,696,444
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,146,796
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,247,691
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,302,489
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,500,000	1,626,070
				26,019,490
Oregon — .2%
Oregon, GO, Refunding, Ser. A	5.00	5/1/2040	600,000	644,375
Oregon, GO, Refunding, Ser. A	5.25	5/1/2042	500,000	542,916
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2042	200,000	211,490
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2043	280,000	294,689
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2045	815,000	852,831
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	721,398
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	716,282
				3,983,981
Pennsylvania — 1.4%
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,427,470
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	615,661
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,109,275
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,120,596
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,321,303
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,778,276
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,012,698
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	543,066
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	524,482
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,535,715
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,542,494
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(c)	6.50	12/1/2038	3,000,000	360,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000	2,104,607

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Pennsylvania — 1.4% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	3,000,000	3,215,170
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2040	5,060,000	5,305,917
				24,516,730
Rhode Island — .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,021,347
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2043	5,690,000	5,877,845
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,000,749
				13,899,941
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000	1,926,199
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(a)	5.75	7/1/2046	1,000,000	970,707
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,083,779
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	1,350,000	1,350,923
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,353,509
				10,685,117
Tennessee — 1.1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(h)	3.08	11/1/2035	1,400,000	1,400,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,017,440
New Memphis Arena Public Building Authority, Revenue Bonds	4.00	4/1/2031	750,000	780,325
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(e)	0.00	4/1/2032	775,000	617,143
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,415,806
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,116,532
				19,347,246
Texas — 8.7%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	753,681
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	819,132
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	924,075
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	867,336
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,048,309
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,280,034
Arlington Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2050	3,480,000	3,286,325
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	983,479
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,751,290
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	823,364

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Texas — 8.7% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,316,230
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	302,007
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	511,700
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	682,406
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,131,693
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,684,359
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,272,925
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2047	4,305,000	4,355,658
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,627,228
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,739,865
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,750,000	1,789,971
Collin County, GO	5.00	2/15/2040	5,000,000	5,262,203
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,094,430
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,720,612
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	4.50	2/15/2045	3,000,000	3,022,121
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,604,749
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,745,559
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,000,000	5,438,729
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,075,451
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,342,608
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group)	3.00	10/1/2051	5,000,000	3,461,919
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	653,915
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,162,509
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,179,574
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,174,855
Houston, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.25	9/1/2051	2,850,000	2,951,605
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,009,516
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,823,347
Houston Airport System, Revenue Bonds, (United Airlines, Inc. Ground Services Equipment Facility Project)	5.50	7/15/2036	1,700,000	1,809,736
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,011,154
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,011,670
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,404,310
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,031,302
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(b)	5.00	6/1/2030	1,500,000	1,541,593
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	1,300,000	1,333,893
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.75	8/1/2036	3,750,000	3,775,305
San Antonio, Revenue Bonds, Refunding	5.25	7/1/2045	2,000,000	2,080,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Texas — 8.7% (continued)
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,141,034
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	7,661,983
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,397,167
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	314,317
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	541,856
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,037,564
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	5,822,920
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,611,420
University of Texas, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	10,823,791
				153,026,601
U.S. Related — 5.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	525,716
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	105,720
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	107,057
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	185,005
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	104,859
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	103,923
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	103,156
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	102,350
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	102,507
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	152,953
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	101,573
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	101,126
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	865,000	885,786
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,604,426
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	281,712
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	724,608
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,078,018
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	543,750
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,281,397
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,420,220
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,065,237
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,119,501
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,197,298
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,171,498
Puerto Rico, GO, Ser. A(e)	0.00	7/1/2033	1,034,664	756,115

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
U.S. Related — 5.0% (continued)
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	801,200
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	712,233
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	601,628
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	783,280
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	779,220
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	442,477	449,744
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	917,200
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	915,139
Puerto Rico, Notes(f)	2.28	11/1/2051	6,404,064	4,170,647
Puerto Rico, Notes(f)	2.96	11/1/2051	282,849	205,419
Puerto Rico, Notes, Ser. CW(f)	2.63	11/1/2043	3,091,539	2,206,586
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	12,250,000	12,968,836
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,208,744
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(c)	6.75	7/1/2036	10,000,000	7,525,000
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(c)	5.00	7/1/2022	2,000,000	1,480,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	1,950,595	1,925,014
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2027	151,000	146,993
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2029	387,000	352,713
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2031	498,000	425,215
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2033	561,000	444,346
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2046	5,340,000	1,922,129
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2051	4,350,000	1,140,061
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,300,210
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	205,961
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,444,029
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	5,000,000	4,852,425
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,067,267
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	57,833
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	799,769
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	1,840,000	1,845,477
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,500,088
				88,079,917
Utah — 4.2%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(a)	5.63	3/1/2046	1,000,000	1,005,414
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(a)	6.25	12/1/2055	9,000,000	9,015,202
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	15,560,121
Mida Cormont Public Infrastructure District, GO, Ser. A1(a)	6.25	6/1/2055	2,225,000	2,315,676
Mida Cormont Public Infrastructure District, GO, Ser. A2(a),(i)	6.75	6/1/2055	5,000,000	4,369,035
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,305,476
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	900,000	899,657
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	1,800,000	1,483,508
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	958,727

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Utah — 4.2% (continued)
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.25	6/1/2045	875,000	879,817
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2050	1,725,000	1,732,178
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.50	6/1/2055	1,500,000	1,490,173
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.75	6/1/2060	2,650,000	2,693,180
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	1,020,022
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a),(i)	5.75	6/1/2043	2,000,000	1,546,984
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	1,020,691
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	4,300,000	4,377,129
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	978,662
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,871,493
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,634,749
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,822,838
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,034,141
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	5,000,000	5,145,127
Resort Core Public Infrastructure District No. 1, GO, Ser. A1(a)	5.88	3/1/2057	2,000,000	2,010,823
Resort Core Public Infrastructure District No. 1, GO, Ser. B	8.25	3/15/2057	2,190,000	2,222,848
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	628,206
Wolf Creek Infrastructure Financing District No 1, Special Assessment Bonds	5.75	12/1/2044	3,641,562	3,735,067
				72,756,944
Virginia — 1.9%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,601,792
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,022,392
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	1,999,050
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,478,015
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	6,888,023
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,519,621
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,729,742
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,372,559
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,044,711
				32,655,905
Washington — 1.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,532,683
King County, Revenue Bonds, Refunding(h)	3.03	1/1/2042	1,100,000	1,100,000
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	10,563,037
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	864,754

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Washington — 1.3% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	845,186
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,509,781
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	1,992,876
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,041,334
				22,449,651
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,516,528
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,460,397
				2,976,925
Wisconsin — 3.4%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	6/30/2060	5,750,000	5,909,159
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	12/31/2065	5,000,000	5,134,859
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,831,217
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	5,000,000	5,473,167
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(c)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,206,684
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	913,015
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	5,000,000	4,191,528
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,323,702
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,082,049
Public Finance Authority, Revenue Bonds, Refunding	5.25	6/15/2045	1,700,000	1,648,215
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,243,511
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,754,376
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	2,290,000	2,282,020
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,576,892
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a),(c)	9.00	5/1/2071	1,815,000	870,323
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	5,824,962
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	1,250,000	1,200,108

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Wisconsin — 3.4% (continued)
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2044	8,735,000	3,535,446
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	12/15/2046	3,990,000	1,466,035
				59,592,268
Total Long-Term Municipal Investments (cost $1,847,848,496)				1,761,998,652
U.S. Treasury Securities — .3%
U.S. Treasury Notes (cost $5,452,109)	4.13	6/30/2031	5,500,000	5,412,773
Total Investments (cost $1,858,300,605)			101.3%	1,770,849,206
Liabilities, Less Cash and Receivables			(1.3%)	(22,175,311)
Net Assets			100.0%	1,748,673,895

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $284,771,223 or 16.3% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $18,575,109, which represented 1.1% of net assets.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(h)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(i)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Note	297	12/21/2026	32,553,459	32,498,297	55,162
Ultra U.S. Treasury Bond	602	12/21/2026	65,942,967	66,238,813	(295,846)
Gross Unrealized Appreciation					55,162
Gross Unrealized Depreciation					(295,846)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,858,300,605	1,770,849,206
Cash		32,107
Cash collateral held by broker—Note 5		3,857,650
Interest receivable		22,012,990
Receivable for futures variation margin—Note 5		1,702,023
		1,798,453,976
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		625,894
Payable for inverse floater notes issued—Note 5		29,385,000
Payable for investment securities purchased		19,609,350
Interest and expense payable related to inverse floater notes issued—Note 5		143,592
Reorganization expense payable—Note 1		11,000
Other accrued expenses		5,245
		49,780,081
Net Assets ($)		1,748,673,895
Composition of Net Assets ($):
Paid-in capital		1,901,233,322
Total distributable earnings (loss)		(152,559,427)
Net Assets ($)		1,748,673,895
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		71,180,124
Net Asset Value Per Share ($)		24.57
Market Price Per Share ($)		24.60
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Interest Income	75,848,817
Expenses:
Management fee—Note 4(a)	9,203,585
Administration fee—Note 4(a)	990,785
Interest and expense related to inverse floater notes issued—Note 5	966,410
Reorganization expense—Note 1	143,220
Trustees’ fees and expenses—Note 4(c)	83,530
Professional fees	70,199
Registration fees	45,404
Shareholder servicing costs—Note 4(b)	35,294
Prospectus and shareholders’ reports	31,427
Chief Compliance Officer fees—Note 4(b)	10,780
Custodian fees—Note 4(b)	9,370
Loan commitment fees—Note 3	8,470
Shareholder and regulatory reports service fees—Note 4(b)	3,850
Miscellaneous	33,626
Total Expenses	11,635,950
Less—reduction in expenses due to undertaking—Note 4(a)	(120,701)
Less—reduction in fees due to earnings credits—Note 4(b)	(7,835)
Net Expenses	11,507,414
Net Investment Income	64,341,403
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(1,335,306)
Net realized gain (loss) on futures	(3,350,595)
Net realized gain (loss) on swap agreements	(874,000)
Net Realized Gain (Loss)	(5,559,901)
Net change in unrealized appreciation (depreciation) on investments	40,438,093
Net change in unrealized appreciation (depreciation) on futures	138,726
Net Change in Unrealized Appreciation (Depreciation)	40,576,819
Net Realized and Unrealized Gain (Loss) on Investments	35,016,918
Net Increase in Net Assets Resulting from Operations	99,358,321

(a)
After the close of business on January 9, 2026, BNY Mellon Municipal Opportunities Fund (the “Predecessor Fund”) was reorganized into BNY Mellon Municipal
Opportunities ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	64,341,403	74,497,733
Net realized gain (loss) on investments	(5,559,901)	(15,125,951)
Net change in unrealized appreciation (depreciation) on investments	40,576,819	(81,523,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,358,321	(22,152,113)
Distributions ($):
Distributions to shareholders:
ETF shares	(33,483,583)	-
Class M	(24,104,333)	(71,300,503)
Investor Shares	(602,116)	(2,098,230)
Total Distributions	(58,190,032)	(73,398,733)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	10,940,267	-
Class M	189,689,467	543,785,119
Investor Shares	11,258,096	41,258,878
Net assets received in connection with reorganization—Note 1	1,850,792,169	-
Distributions reinvested:
Class M	3,159,702	13,493,982
Investor Shares	437,605	1,728,922
Cost of shares redeemed:
ETF shares	(87,767,187)	-
Class M	(2,132,192,410)	(613,872,746)
Investor Shares	(69,772,296)	(53,803,725)
Transaction fees—Note 6	197,415	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(223,257,172)	(67,409,570)
Total Increase (Decrease) in Net Assets	(182,088,883)	(162,960,416)
Net Assets ($):
Beginning of Period	1,930,762,778	2,093,723,194
End of Period	1,748,673,895	1,930,762,778

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF shares
Shares sold	440,000	-
Shares issued in connection with reorganization—Note 1	74,260,125	-
Shares redeemed	(3,520,001)	-
Net Increase (Decrease) in Shares Outstanding	71,180,124	-
Class M(d),(e)
Shares sold	7,672,809	22,000,071
Shares issued for distributions reinvested	127,498	547,201
Shares redeemed	(85,650,566)	(25,036,708)
Net Increase (Decrease) in Shares Outstanding	(77,850,259)	(2,489,436)
Investor Shares(d)
Shares sold	910,024	3,337,304
Shares issued for distributions reinvested	35,287	140,122
Shares redeemed	(5,632,588)	(4,360,169)
Net Increase (Decrease) in Shares Outstanding	(4,687,277)	(882,743)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended August 31, 2026, 3,484,068 Investor Shares representing $43,240,955 were exchanged for 1,744,166 Class M shares and during the period ended August 31, 2025, 1,491,245 Class M shares representing $36,845,566 were exchanged for 2,981,840 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	24.08	25.18	24.06	24.56	28.20
Investment Operations:
Net investment income(c)	.88	.88	.86	.84	.72
Net realized and unrealized gain (loss) on investments	.39	(1.10)	1.10	(.22 )	(3.60)
Total from Investment Operations	1.27	(.22 )	1.96	.62	(2.88)
Distributions:
Dividends from net investment income	(.78 )	(.88 )	(.84 )	(.82 )	(.72 )
Dividends from net realized gain on investments	-	-	-	(.30 )	(.04 )
Total Distributions	(.78 )	(.88 )	(.84 )	(1.12)	(.76 )
Transaction fees(c)	.00 (d)	-	-	-	-
Net asset value, end of period	24.57	24.08	25.18	24.06	24.56
Market value, end of period	24.60	N/A	N/A	N/A	N/A
Total Return (%)	5.29	(.94 )	8.31	2.60	(10.38)
Market Price Total Return (%)	5.42	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.72	.71	.75	.65
Ratio of net expenses to average net assets	.63 (e),(f)	.72 (e)	.70 (e)	.75 (e)	.65
Ratio of interest and expense related to floating rate notes issued to average net assets	.05	.04	.03	.08	-
Ratio of net investment income to average net assets	3.50 (e),(f)	3.59 (e)	3.48 (e)	3.45 (e)	2.70
Portfolio Turnover Rate	31.68 (g)	45.11	63.45	72.98	57.75
Net Assets, end of period ($ x 1,000)	1,748,674	1,874,321	2,023,553	1,916,777	2,051,296

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Municipal Opportunities ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $24.92 for Class M shares, and a total of 74,260,125 Class M shares, representing net assets of $1,850,792,169 (including $51,119,949 net depreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $143,220, of which $11,000 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The Nasdaq Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal and debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	3,437,781	—	3,437,781
Municipal Securities	—	1,761,998,652	—	1,761,998,652
U.S. Treasury Securities	—	5,412,773	—	5,412,773
	—	1,770,849,206	—	1,770,849,206

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Futures††	55,162	—	—	55,162
	55,162	—	—	55,162
Liabilities ($)
Other Financial Instruments:
Futures††	(295,846)	—	—	(295,846)
Inverse Floater Notes†††	—	(29,385,000)	—	(29,385,000)
	(295,846)	(29,385,000)	—	(29,680,846)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer

NOTES TO FINANCIAL STATEMENTS (continued)
periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $8,346,848, accumulated capital losses $75,652,842 and unrealized depreciation $85,253,433.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $8,729,404 of short-term capital losses and $66,923,438 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $57,949,255 and $73,154,385, and ordinary income $240,777 and $244,348, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .50% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Adviser has contractually agreed, from July 13, 2026 through December 31, 2027, to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund’s average daily net assets. Prior to December 31, 2027, this fee waiver may only be terminated by the fund’s Board. On or after December 31, 2027, the Adviser may terminate this fee waiver at any time. The reduction in expenses, pursuant to the undertaking, amounted to $120,701 during the period ended August 31, 2026.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for perform

NOTES TO FINANCIAL STATEMENTS (continued)
ing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31, 2026, Investor Shares were charged $35,234 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $9,370 pursuant to the custody agreement. These fees were partially offset by earnings credits of $7,835.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended August 31, 2026, the Predecessor Fund was charged $60 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the Predecessor Fund was charged $10,780 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,850 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $746,595, which are offset against an expense reimbursement currently in effect in the amount of $120,701.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2026, amounted to $577,056,216 and $771,806,072, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2026, was approximately $41,965,822, with a related weighted average annualized interest rate of 2.30%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash

NOTES TO FINANCIAL STATEMENTS (continued)
equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Spreadlock Swaps: The fund participates in a spreadlock which is a credit derivative contract that establishes a predetermined spread for future interest rate swaps. The two main types of spreadlocks that can be used are forward-based spreadlocks and option-based spreadlocks. With a spreadlock, an interest rate swap user may lock in a current spread between a swap and an underlying government bond yield. This strategy allows for the transfer of basis points forward to the time when the swap is written. A spreadlock’s price is equivalent to the difference between the implied forward swap rate and the implied forward bond yield. As is the case with all implied forwards, a positively sloped spread curve suggests that swap spreads will rise over time because swap spreads for shorter maturities are lower than longer maturities. A negatively sloped spread curve means that swap spreads will fall over time because swap spreads for shorter maturities are higher than longer maturities. There is a risk of loss from a change in value of such spreadlock at contract value. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap transaction. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap agreements. At August 31, 2026, there were no spreadlock swap agreements outstanding.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	55,162 (1)	Interest Rate Risk	(295,846)(1)
Gross fair value of derivative contracts	55,162		(295,846)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Swap Agreements(2)	Total
Interest Rate	(3,350,595)	(874,000)	(4,224,595)
Total	(3,350,595)	(874,000)	(4,224,595)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Total
Interest Rate	138,726	138,726
Total	138,726	138,726

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on swap agreements.
(3)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	54,670,520
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended August 31, 2026:
Average Notional Value ($)
Swap Agreements:
Interest Rate Swaps Spreadlock Long	884,615
At August 31, 2026, the cost of investments for federal income tax purposes was $1,826,717,639; accordingly, accumulated net unrealized depreciation on investments was $85,253,433, consisting of $19,661,589 gross unrealized appreciation and $104,915,022 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund

NOTES TO FINANCIAL STATEMENTS (continued)
will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Municipal Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Municipal Opportunities ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $240,777 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon Municipal Opportunities Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon Municipal Opportunities Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 144,897,329 shares of stock of the Predecessor Fund, which constituted 94.86% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	144,845,060	24,891	27,378

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $94,310.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-4875NCSRAR0826

BNY Mellon ETF Trust II
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

BNY Mellon Municipal Short Duration ETF: BKMS
Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Municipal Short Duration ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8%
Alabama — 3.5%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. C	5.00	6/1/2030	1,500,000	1,558,816
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. J	5.00	11/1/2028	1,600,000	1,648,695
Black Belt Energy Gas District, Revenue Bonds, Ser. A	5.00	12/1/2029	1,000,000	1,035,118
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. H2	5.00	12/1/2029	1,000,000	1,034,499
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,023,194
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,566,259
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	509,124
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	809,222
				15,184,927
Alaska — .5%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2029	1,825,000	1,941,130
Arizona — 1.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,137,119
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,010,278
				6,147,397
Arkansas — .6%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,010,096
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	759,565
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	835,854
				2,605,515
California — 3.4%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	1,500,000	1,598,598
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,012,443
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,340,786
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,042,667
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	514,480
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	2,750,000	2,904,522
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	595,903
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,437,193
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,015,000	2,161,758
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,058,307
				14,666,657
Colorado — 2.2%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,093,142
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,062,736
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventhealth Obligated Group)(a)	5.00	11/15/2028	2,875,000	2,995,780
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	832,565
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	650,000	650,501
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Colorado — 2.2% (continued)
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA) Ser. K	3.88	5/1/2050	825,000	829,079
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA) Ser. B	3.00	5/1/2051	995,000	984,258
				9,448,061
Connecticut — 2.8%
Aquarion Water Authority, Revenue Bonds, Ser. A	5.00	8/1/2030	1,500,000	1,606,956
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,105,000	2,108,857
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,757,754
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2029	860,000	907,806
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2030	600,000	641,902
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	835,000	838,499
				11,861,774
Delaware — .2%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	6.00	1/1/2055	920,000	995,419
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,782,523
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,253,872
				5,036,395
Florida — 8.3%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,820,830
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,411,761
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,410,000
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,494,632
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,596,156
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,735,742
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,859,020
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2027	1,000,000	1,009,375
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2028	1,625,000	1,675,290
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,050,937
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	1,100,000	1,167,793
Miami-Dade County Housing Finance Authority, Revenue Bonds, Ser. A(a)	3.25	8/1/2029	5,000,000	5,012,611
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,824,903
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,385,731
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,182,644
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2027	800,000	808,486
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2028	750,000	773,083
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2027	1,250,000	1,263,260
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2028	1,000,000	1,030,778
				35,513,032
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Georgia — 5.1%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B1	5.00	7/1/2029	1,225,000	1,287,979
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B1	5.00	7/1/2030	1,400,000	1,489,422
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.00	7/1/2029	1,550,000	1,629,688
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.00	7/1/2030	1,500,000	1,595,809
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	265,000	267,406
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	506,446
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	510,422
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	864,272
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B	5.00	12/1/2030	3,300,000	3,428,058
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,289,357
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	9/1/2029	5,000,000	5,315,887
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Mercer University Project)	5.00	10/1/2031	775,000	835,261
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,003,922
				22,023,929
Hawaii — .8%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,035,194
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,562,012
				3,597,206
Illinois — 4.9%
Chicago Waterworks, Revenue Bonds, Ser. C	5.00	11/1/2030	1,000,000	1,073,740
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,014,592
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,086,605
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	578,267
Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,068,987
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,834,945
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,405,000	1,498,256
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	497,297
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	529,039
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	837,313
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	620,000	663,551
Illinois Housing Development Authority, Revenue Bonds (Hope Manor Village Joliet)(Insured; HUD SECT 8)(a)	3.15	2/1/2028	2,000,000	2,002,417
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (McCormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,065,452
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. C	5.00	12/1/2030	1,000,000	1,080,591
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,048,232
Winnebago-Boone ETC Counties Community College District No. 511, GO, Refunding (Rock Valley College) Ser. B	5.00	1/1/2029	2,145,000	2,248,458
				21,127,742
Indiana — 3.3%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,105,000	1,143,502
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,528,452
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Indiana — 3.3% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(a)	5.00	10/1/2029	4,250,000	4,460,098
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,674,237
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	730,274
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	872,597
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	795,930
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	780,601
				13,985,691
Iowa — 1.6%
Iowa Student Loan Liquidity Corp., Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	800,000	840,327
Iowa Student Loan Liquidity Corp., Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	665,000	705,212
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,166,559
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2030	1,025,000	1,066,993
Winterset, Revenue Bonds	4.00	6/1/2029	1,000,000	1,008,261
				6,787,352
Kansas — .7%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,012,982
Kentucky — 4.0%
Kentucky Municipal Power Agency, Revenue Bonds, Refunding (Prairie State Project) Ser. B	5.00	9/1/2029	1,000,000	1,054,616
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	556,857
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,024,580
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,690,000	1,701,802
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,731,316
Louisville/Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Norton Healthcare, Inc.) Ser. A	5.00	10/1/2031	3,000,000	3,227,454
Paducah Electric Plant Board, Revenue Bonds, Refunding	5.00	10/1/2030	750,000	801,242
Rural Water Financing Agency, Revenue Bonds, Ser. A	2.75	5/1/2028	5,000,000	4,958,296
				17,056,163
Louisiana — .5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	512,766
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	292,707
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	349,664
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	378,493
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	349,354
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	324,081
				2,207,065
Maine — .3%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	350,000	358,588
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	440,000	441,575
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	425,000	426,886
				1,227,049
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Massachusetts — .8%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. N(a)	3.30	7/1/2028	1,825,000	1,835,551
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	3.05	12/1/2037	1,700,000	1,700,000
				3,535,551
Michigan — 2.0%
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	3,000,000	3,221,877
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,035,243
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,995,365
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,207,866
				8,460,351
Minnesota — 1.1%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,264,624
Minnesota Health & Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,030,037
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	560,000	558,631
				4,853,292
Mississippi — 1.0%
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	822,161
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,053,778
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,068,715
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,290,555
				4,235,209
Missouri — 1.9%
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,064,832
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,170,830
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects)	4.00	2/1/2031	2,120,000	2,145,243
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	895,000	892,062
				8,272,967
Nebraska — 2.4%
Gretna Public Schools, GO (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	4,650,000	4,771,598
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	2,370,000	2,338,847
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	585,000	584,724
Omaha Airport Authority, Revenue Bonds, Ser. A	5.00	12/15/2028	675,000	703,526
Omaha Airport Authority, Revenue Bonds, Ser. A	5.00	12/15/2029	800,000	843,989
Omaha Airport Authority, Revenue Bonds, Ser. A	5.00	12/15/2030	925,000	985,827
				10,228,511
Nevada — .4%
Reno-Tahoe Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2029	750,000	786,652
Reno-Tahoe Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2030	1,000,000	1,060,493
				1,847,145
New Hampshire — .6%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,568,849
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
New Jersey — 2.4%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	529,214
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	716,737
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	782,392
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,058,429
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University Issue) Ser. C	5.00	7/1/2029	3,000,000	3,159,089
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,096,372
				10,342,233
New Mexico — .3%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,119,747
New York — 6.2%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,876,218
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	5,000,000	5,379,490
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,417,719
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	3,100,000	3,351,274
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,289,797
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,053,895
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. B2(a)	3.60	5/1/2029	5,000,000	5,012,311
				26,380,704
North Dakota — .6%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,499,734
Ohio — 1.7%
Franklin County Convention Facilities Authority, Revenue Bonds, Refunding	5.00	12/1/2028	4,050,000	4,246,725
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,004,989
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	870,000	863,969
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(b)	2.90	12/1/2054	1,000,000	1,000,000
				7,115,683
Oklahoma — 2.0%
Canadian County Educational Facilities Authority, Revenue Bonds (Mustang Public Schools Project)	5.00	9/1/2027	300,000	300,472
Oklahoma City Public Property Authority, Revenue Bonds	5.00	6/1/2030	1,000,000	1,073,883
Tulsa County Independent School District No. 4 Bixby, GO	5.00	6/1/2027	5,000,000	5,082,384
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	365,185
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	371,179
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2026	300,000	300,000
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Oklahoma — 2.0% (continued)
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2027	305,000	311,263
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2028	700,000	730,369
				8,534,735
Oregon — 1.5%
Lincoln County School District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	635,000	645,542
Lincoln County School District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	925,000	958,777
Lincoln County School District, GO (Insured; School Board Guaranty)	5.00	6/15/2029	1,220,000	1,294,031
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	126,869
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	208,050
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	365,000	367,348
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,027,339
				6,627,956
Pennsylvania — 5.1%
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,123,180
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project)(a)	3.25	8/2/2027	4,000,000	4,000,146
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,140,847
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,500,000	1,577,262
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	4/1/2029	500,000	525,963
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	10/1/2029	250,000	264,921
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	4/1/2030	300,000	319,650
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	10/1/2030	200,000	213,824
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2027	2,430,000	2,457,474
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2028	2,730,000	2,818,904
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	5,200,000	5,440,025
				21,882,196
Rhode Island — 2.8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	609,692
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	5/15/2027	9,915,000	9,933,009
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	755,000	747,640
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	860,000	858,967
				12,149,308
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,135,000	1,130,271
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	365,312
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,048,574
				2,544,157
South Dakota — .5%
South Dakota Conservancy District, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2031	1,980,000	2,020,339
Tennessee — 2.3%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(b)	3.08	11/1/2035	2,455,000	2,455,000
9

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Tennessee — 2.3% (continued)
Rutherford County Health & Educational Facilities Board, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. B1(a)	5.00	11/15/2030	3,375,000	3,604,894
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,957,626
				10,017,520
Texas — 11.9%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	12/1/2028	820,000	855,812
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2028	1,000,000	1,041,647
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,060,795
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,719,120
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2030	1,500,000	1,614,666
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,092,302
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,504,830
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a),(c)	4.00	8/1/2027	10,000	10,120
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,115,000	1,126,261
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,093,894
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,312,335
Housing Options, Inc., Revenue Bonds (Royal Crest Apartments)(Insured; HUD SECT 8)(a)	3.05	2/1/2028	2,000,000	1,999,666
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	606,528
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,561,766
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	3,860,000	3,867,758
San Antonio, Revenue Bonds, Refunding	5.00	7/1/2030	2,180,000	2,310,354
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,849,589
San Antonio Water System, Revenue Bonds(a)	1.00	11/1/2026	1,275,000	1,270,451
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. F(a)	5.00	5/1/2030	1,350,000	1,432,637
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. B(a)	5.00	11/15/2029	7,500,000	7,932,796
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,737,893
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000	1,992,718
Thorndale Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	615,000	641,712
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,319,886
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2030	1,000,000	1,029,605
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,000,000	1,028,461
				51,013,602
U.S. Related — .8%
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2028	1,250,000	1,279,366
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2029	1,255,000	1,303,997
Puerto Rico, Notes	2.96	11/1/2051	1,439,959	1,045,770
				3,629,133
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.8% (continued)
Utah — .2%
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2026	375,000	375,838
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2028	415,000	433,052
				808,890
Virginia — 2.3%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,258,100
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,132,346
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) Ser. B	5.00	1/1/2030	1,150,000	1,216,107
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,124,901
				9,731,454
Washington — 1.4%
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	150,121
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2027	200,000	201,184
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2028	300,000	306,298
Port of Seattle, Revenue Bonds, Refunding	5.00	10/1/2029	1,750,000	1,841,242
Port of Seattle, Revenue Bonds, Refunding	5.00	10/1/2030	2,500,000	2,655,056
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	630,890
				5,784,791
West Virginia — .7%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,013,291
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,015,708
				3,028,999
Wisconsin — 1.0%
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2026	275,000	276,038
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2027	290,000	296,390
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2028	375,000	389,474
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2029	300,000	315,506
Public Finance Authority, Revenue Bonds, Refunding (Oxford Properties LLC Project)	5.00	6/1/2029	990,000	1,018,366
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Froedtert Health, Inc. Obligated Group)	5.00	4/1/2029	2,000,000	2,023,142
				4,318,916
Total Long-Term Municipal Investments (cost $427,007,024)				427,977,458
Short-Term Municipal Investments — .2%
Maryland — .2%
Washington Suburban Sanitary Commission, Revenue Bonds, BAN, Ser. B(b) (cost $1,000,000)	3.05	6/1/2027	1,000,000	1,000,000
Total Investments (cost $428,007,024)			100.0%	428,977,458
Cash and Receivables (Net)			.0%	35,030
Net Assets			100.0%	429,012,488

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
11

SCHEDULE OF INVESTMENTS (continued)
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to financial statements.
12

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	428,007,024	428,977,458
Cash		459,348
Interest receivable		4,731,786
		434,168,592
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 4(b)		127,459
Payable for investment securities purchased		5,008,910
Reorganization expense payable—Note 1		11,000
Other accrued expenses		8,735
		5,156,104
Net Assets ($)		429,012,488
Composition of Net Assets ($):
Paid-in capital		443,348,923
Total distributable earnings (loss)		(14,336,435)
Net Assets ($)		429,012,488
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		16,843,507
Net Asset Value Per Share ($)		25.47
Market Price Per Share ($)		25.48
See notes to financial statements.
13

STATEMENT OF OPERATIONS
Year Ended August 31, 2026(a)

Investment Income ($):
Interest Income	14,709,137
Expenses:
Management fee—Note 4(a)	1,595,635
Administration fee—Note 4(a)	249,815
Reorganization expense—Note 1	116,958
Registration fees	39,557
Trustees’ fees and expenses—Note 4(c)	23,527
Prospectus and shareholders’ reports	19,550
Professional fees	18,798
Chief Compliance Officer fees—Note 4(b)	10,780
Shareholder servicing costs—Note 4(b)	6,908
Shareholder and regulatory reports service fees—Note 4(b)	3,850
Loan commitment fees—Note 3	2,941
Custodian fees—Note 4(b)	2,939
Miscellaneous	6,603
Total Expenses	2,097,861
Less—reduction in expenses due to undertaking—Note 4(a)	(211,144)
Less—reduction in fees due to earnings credits—Note 4(b)	(2,939)
Net Expenses	1,883,778
Net Investment Income	12,825,359
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	157,108
Net change in unrealized appreciation (depreciation) on investments	(3,046,435)
Net Realized and Unrealized Gain (Loss) on Investments	(2,889,327)
Net Increase in Net Assets Resulting from Operations	9,936,032

(a)
After the close of business on January 9, 2026, BNY Mellon National Short-Term Municipal Bond Fund (the “Predecessor Fund”) was reorganized into BNY
Mellon Municipal Short Duration ETF. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Operations ($):
Net investment income	12,825,359	10,721,877
Net realized gain (loss) on investments	157,108	(461,389)
Net change in unrealized appreciation (depreciation) on investments	(3,046,435)	4,865,573
Net Increase (Decrease) in Net Assets Resulting from Operations	9,936,032	15,126,061
Distributions ($):
Distributions to shareholders:
ETF shares	(7,311,469)	-
Class M	(4,586,342)	(10,289,462)
Investor Shares	(86,417)	(280,309)
Total Distributions	(11,984,228)	(10,569,771)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	1,025,870	-
Class M	59,962,823	302,572,648
Investor Shares	3,338,536	5,736,414
Net assets received in connection with reorganization—Note 1	466,336,660	-
Distributions reinvested:
Class M	439,170	1,136,435
Investor Shares	61,977	244,943
Cost of shares redeemed:
ETF shares	(35,878,276)	-
Class M	(561,258,380)	(170,435,779)
Investor Shares	(14,308,375)	(8,530,307)
Transaction fees—Note 6	15,886	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(80,264,109)	130,724,354
Total Increase (Decrease) in Net Assets	(82,312,305)	135,280,644
Net Assets ($):
Beginning of Period	511,324,793	376,044,149
End of Period	429,012,488	511,324,793
15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026(a),(b),(c)	2025(a)
Capital Share Transactions (Shares):
ETF shares
Shares sold	40,000	-
Shares issued in connection with reorganization—Note 1	18,203,507	-
Shares redeemed	(1,400,000)	-
Net Increase (Decrease) in Shares Outstanding	16,843,507	-
Class M(d),(e)
Shares sold	2,345,463	11,945,344
Shares issued for distributions reinvested	17,189	44,740
Shares redeemed	(21,913,184)	(6,714,521)
Net Increase (Decrease) in Shares Outstanding	(19,550,532)	5,275,563
Investor Shares(d)
Shares sold	261,283	451,840
Shares issued for distributions reinvested	4,854	19,305
Shares redeemed	(1,121,011)	(673,503)
Net Increase (Decrease) in Shares Outstanding	(854,874)	(202,358)

(a)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(b)	On December 26, 2025, the Predecessor Fund redesignated Investor Shares into Class M shares.
(c)
As of the close of business on January 9, 2026, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund.

(d)
During the period ended August 31, 2026, 554,901 Investor Shares representing $7,075,973 were exchanged for 277,800 Class M shares and during the period ended August 31, 2025, 216,962 Class M shares representing $5,512,805 were exchanged for 434,223 Investor Shares.

(e)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. Share amounts presented here have been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table for the fund’s ETF shares represents the financial highlights of the Predecessor Fund (Class M shares) for periods prior to the commencement of operations of the Fund’s ETF shares on January 9, 2026. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after January 9, 2026 represent the results of the fund’s ETF shares.
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended August 31,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Per Share Data ($):(b)
Net asset value, beginning of period	25.60	25.40	24.82	24.80	25.88
Investment Operations:
Net investment income(c)	.73	.68	.54	.38	.26
Net realized and unrealized gain (loss) on investments	(.19 )	.18	.58	.04	(1.08)
Total from Investment Operations	.54	.86	1.12	.42	(.82 )
Distributions:
Dividends from net investment income	(.67 )	(.66 )	(.54 )	(.40 )	(.26 )
Transaction fees(c)	.00 (d)	-	-	-	-
Net asset value, end of period	25.47	25.60	25.40	24.82	24.80
Market value, end of period	25.48	N/A	N/A	N/A	N/A
Total Return (%)	2.14	3.46	4.55	1.68	(3.17)
Market Price Total Return (%)	2.18	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.56	.55	.53	.51
Ratio of net expenses to average net assets(e)	.41 (f)	.44 (f)	.44 (f)	.44 (f)	.44
Ratio of net investment income to average net assets(e)	2.81 (f)	2.68 (f)	2.15 (f)	1.57 (f)	1.05
Portfolio Turnover Rate	42.96 (g)	88.48	90.99	101.11	92.90
Net Assets, end of period ($ x 1,000)	429,012	500,392	362,626	454,866	877,683

(a)
After the close of business January 2, 2026, the Predecessor Fund Class M shares underwent a one for two reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 for additional information on the reverse stock split.

(b)
The fund commenced offering ETF shares after the close of business January 9, 2026. The amounts disclosed include those of the Predecessor Fund. See Note 1 for additional information on the reorganization.

(c)	Based on average shares outstanding.
(d)	Amount represents less than $.01 per share.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
17

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Municipal Short Duration ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of eleven series, including the fund. The investment objective of the fund is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
At the close of business on January 2, 2026, the Predecessor Fund’s Class M shares outstanding (the Predecessor Fund’s only existing share class) underwent a one for two reverse stock split, reducing the number of shares and increasing the net asset value per share proportionally, without affecting the total investment value or triggering a taxable event (the “Reverse Stock Split”). The Predecessor Fund’s Class M shares were adjusted to reflect the Reverse Stock Split.
As of the close of business on January 9, 2026, pursuant to the Agreement previously approved by the Predecessor Board, all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Funds Trust, were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class M shares of the Predecessor Fund received ETF shares of the fund in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund at the time of the exchange. On December 26, 2025, the Predecessor Fund redesignated Investor shares into Class M shares. The net asset value of the fund’s shares on the close of business on January 9, 2026, at the time of the reorganization was $25.62 for Class M shares, and a total of 18,203,507 Class M shares, representing net assets of $466,336,660 (including $4,691,218 net appreciation on investments) issued to shareholders of the Predecessor Fund in the exchange. The fund is the accounting survivor of the Predecessor Fund and the Predecessor Fund’s historical performance is presented for periods through January 9, 2026. As of the end of the reporting period, total reorganization costs attributable to the reorganization paid by the Predecessor Fund were $116,958, of which $11,000 is an open liability as of August 31, 2026.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The Nasdaq Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
18

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	428,977,458	—	428,977,458
	—	428,977,458	—	428,977,458

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or
19

NOTES TO FINANCIAL STATEMENTS (continued)
sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of
20

NOTES TO FINANCIAL STATEMENTS (continued)
a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(d) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,461,645, accumulated capital losses $16,784,568 and unrealized appreciation $998,131.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $3,570,213 of short-term capital losses and $13,214,355 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $11,982,025 and $10,430,004, and ordinary income $2,203 and $139,767, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
21

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Bank Lines of Credit:
Prior to January 9, 2026, the Predecessor Fund had participated with other long-term open-end funds managed by the Predecessor Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. (the “Predecessor Fund Adviser”) in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the Predecessor Fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the Predecessor Fund agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest was charged to the Predecessor Fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the Predecessor Fund did not borrow under either Facility.
NOTE 4—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Prior to January 9, 2026, the Predecessor Fund Adviser fee was computed at an annual rate of .35% of the Predecessor Fund’s average daily net assets, and was payable monthly.
The Predecessor Fund Adviser had contractually agreed, from September 1, 2025 through January 9, 2026, to waive receipt of its fees and/or assume the direct expenses of the Predecessor Fund so that the direct expenses of neither class of Predecessor Fund shares (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .44% of the Predecessor Fund’s average daily net assets. On January 9, 2026, the Predecessor Fund Adviser terminated this expense limitation agreement. Prior to the reorganization of the fund, the reduction in expenses, pursuant to the undertaking, amounted to $211,144.
The Bank of New York Mellon served as administrator for the Predecessor Fund pursuant to an Administration Agreement with BNY Mellon Funds Trust (the “Predecessor Administration Agreement”). The Bank of New York Mellon had entered into a Sub-Administration Agreement with the Predecessor Fund Adviser pursuant to which BNY paid the Predecessor Fund Adviser for performing certain administrative services. Pursuant to the Predecessor Administration Agreement, the Bank of New York Mellon had provided or arranged for fund accounting, transfer agency and other Predecessor Fund administration services and received a fee based on the total net assets of the BNY Mellon Funds Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
Effective January 9, 2026, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .175% of the value of the fund’s average daily net assets. For the period October 1, 2025 to January 9, 2026, under a similar agreement between the Predecessor Fund Adviser and the Sub-Adviser, the Predecessor Fund Adviser paid the Sub-Adviser the same fee rate.
(b) The Predecessor Fund had adopted a Shareholder Services Plan with respect to its Investor shares. The Predecessor Fund paid the
22

NOTES TO FINANCIAL STATEMENTS (continued)
Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may have included personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allowed the Distributor to make payments from the shareholder services fees it collected from the Predecessor Fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The imposition of shareholder service fees was discontinued prior to the reorganization of the Predecessor Fund into the fund. During the period ended August 31, 2026, Investor Shares were charged $6,886 pursuant to the Shareholder Services Plan.
The Predecessor Fund had an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the Predecessor Fund may have received earnings credits when positive cash balances were maintained, which were used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.
The Predecessor Fund compensated the Transfer Agent, under a transfer agency agreement, for providing cash management services for the Predecessor Fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to Predecessor Fund subscriptions and redemptions. BNY paid the Predecessor Fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it received from the BNY Mellon Funds Trust. During the period ended August 31, 2026, there were no transfer agent cash management fees or earnings credits for the Predecessor Fund.
The Predecessor Fund compensated the Custodian, under a custody agreement, for providing custodial services for the Predecessor Fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the Predecessor Fund was charged $2,939 pursuant to the custody agreement. These fees were offset by earnings credits of $2,939.
The Predecessor Fund compensated the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the Predecessor Fund’s check writing privilege. During the period ended August 31, 2026, the Predecessor Fund was charged $22 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the Predecessor Fund was charged $10,780 for services performed by the Predecessor Fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The Predecessor Fund compensated the Custodian for providing shareholder reporting and regulatory services for the Predecessor Fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $3,850 for financial reporting and regulatory services.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $127,459.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets. As of the reorganization, members of the Predecessor Board are no longer board members of the fund.
NOTE 5—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2026, amounted to $194,455,410 and $266,906,231, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $427,979,327; accordingly, accumulated net unrealized appreciation on investments was $998,131, consisting of $2,021,820 gross unrealized appreciation and $1,023,689 gross unrealized depreciation.
NOTE 6—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be
23

NOTES TO FINANCIAL STATEMENTS (continued)
made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is cash, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2026, the fund had no in-kind transactions.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Municipal Short Duration ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Municipal Short Duration ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust II (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust II) at August 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended August 31, 2025, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated October 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 26, 2026
25

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $2,203 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund, which is a series of BNY Mellon ETF Trust II (the “Trust”), is the successor to the BNY Mellon National Short-Term Municipal Bond Fund, a series of BNY Mellon Funds Trust (the “Predecessor Fund”). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 9, 2026 (the “Reorganization”). Upon completion of the Reorganization, the Fund commenced operations and assumed the accounting history of the Predecessor Fund. KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Predecessor Fund until the Reorganization on January 9, 2026.
During each of the two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 9, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Predecessor Fund.
The audit reports of KPMG on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 12, 2025, the Audit Committee and Board of Trustees of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026. EY serves as the independent registered public accounting firm for all funds in the Trust. Accordingly, a change in the Predecessor Fund’s independent registered public accounting firm was deemed to occur as of the closing of the Reorganization on January 9, 2026.
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
At a special meeting of shareholders of the BNY Mellon National Short-Term Municipal Bond Fund, a series of BNY Mellon Funds Trust, (the “Predecessor Fund”) held on December 9, 2025 (the “Shareholder Meeting”), shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Predecessor Fund and the Trust, on behalf of the fund. After the close of business on January 9, 2026, the Predecessor Fund was reorganized into the fund and the fund acquired the assets and assumed the liabilities of the Predecessor Fund (the “Reorganization”). Upon completion of the Reorganization, the fund commenced operations and assumed the accounting history of the Predecessor Fund. See Note 1 in Item 7 for additional information regarding the Reorganization.
The proposal to approve the Agreement and Plan of Reorganization was the only matter submitted to shareholders at the Shareholder Meeting. Holders of 35,842,183 shares of stock of the Predecessor Fund, which constituted 94.62% of the outstanding shares of the Predecessor Fund eligible to vote, participated in the shareholder meeting or participated by proxy. Results of the vote are as follows:
	Shares
	For	Against	Abstain
To approve the Agreement and Plan of Reorganization	35,834,187	0	7,996
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each member of the Predecessor Board serves as a board member of other funds within BNY Mellon Funds Trust, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. As of the Reorganization, members of the Predecessor Board are no longer board members of the fund. The Predecessor Fund was charged for services performed by the Predecessor Fund’s Chief Compliance Officer. Compensation paid by the Predecessor Fund during the period to the Predecessor Board members and the Chief Compliance Officer of the Predecessor Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the Predecessor Fund during the period was $34,307.
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
30

© 2026 BNY Mellon Securities Corporation
Code-4873NCSRAR0826

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)(i)	Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust II

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date October 28, 2026

By (Signature and Title) *	/s/ James Windels James Windels, Treasurer (Principal Financial and Accounting Officer)

Date October 28, 2026

* Print the name and title of each signing officer under his or her signature.